UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04700
                                                     ---------

                          The Gabelli Equity Trust Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                        THE GABELLI EQUITY TRUST INC. AND
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST

                               Semi-Annual Report
                                  June 30, 2007


TO OUR SHAREHOLDERS,

     We are pleased to announce that The Gabelli Equity Trust Inc. (the "Equity Trust") successfully completed its spin-off of The Gabelli Healthcare & Wellness(Rx) Trust (the "Healthcare Trust") on June 28, 2007. On this date, each shareholder of the Equity Trust received one share of the Healthcare Trust for every twenty shares owned of Equity Trust common stock. For news and additional information regarding the spin-off, please visit our website at www.gabelli.com.

     Due to the spin-off's completion immediately prior to quarter end, we have combined the Equity Trust's semi-annual report for the six months ended June 30, 2007 with the Healthcare Trust's initial report for the period ended June 30, 2007. Enclosed are the financial statements and the investment portfolios for both funds as of June 30, 2007.




--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolios are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

     The Gabelli Equity Trust's net asset value ("NAV") total return was 11.57% during the first half of 2007, compared with gains of 6.96% and 8.79% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The Equity Trust's NAV total return outperformed the benchmark S&P 500 Index for this period, as well as for each of the longer-term intervals shown in the comparative results table. The total return for the Equity Trust's publicly traded shares was 13.31% during the first half of the year. On June 30, 2007, the Equity Trust's NAV per share was $9.67, while the price of the publicly traded shares closed at $9.84 on the New York Stock Exchange.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                               Since
                                             Year to                                                         Inception
                                              Date    1 Year   3 Year   5 Year    10 Year  15 Year  20 Year (08/21/86)
                                             --------------------------------------------------------------------------
  GABELLI EQUITY TRUST
    NAV TOTAL RETURN (B) ..................  11.57%   29.71%    19.84%   17.69%   11.83%   12.99%    12.04%   12.75%
    INVESTMENT TOTAL RETURN (C) ...........  13.31    37.14     20.09    11.28    12.32    12.86     12.99    12.42
  S&P 500 Index ...........................   6.96    20.57     11.67    10.70     7.13    11.18     10.81    11.48(d)
  Dow Jones Industrial Average ............   8.79    22.98     11.26    10.21     7.88    12.20     11.76    12.71(d)
  Nasdaq Composite Index ..................   7.78    19.85      8.33    12.21     6.08    10.74      9.49     9.65

(a) REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $9.34.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $10.00.
(d) FROM AUGUST 31, 1986, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

SHAREHOLDER MEETING - MAY 14, 2007 AND MAY 30, 2007 - FINAL RESULTS

     The Gabelli Equity Trust's Annual Meeting of Shareholders was held in two sessions: May 14, 2007 at the Greenwich Library in Greenwich, Connecticut and May 30, 2007 at the office of Gabelli Funds, LLC in Rye, NY. At the meeting, common and preferred shareholders, voting together as a single class, approved a proposal to distribute to the Equity Trust's common shareholders approximately $70 million of the Equity Trust's net assets in the form of shares of The Gabelli Healthcare & Wellness(Rx) Trust, a newly organized, closed-end management investment company. A total of 79,666,056 votes were cast in favor of the proposal, 3,777,950 votes were cast against, and 1,847,563 votes abstained.

     In addition, common and preferred shareholders, voting together as a single class, also elected Mario J. Gabelli, Thomas E. Bratter, and Arthur V. Ferrara as Directors of the Equity Trust. A total of 111,287,915 votes, 111,130,027 votes, and 110,916,578 votes were cast in favor of each Director and a total of 1,607,342 votes, 1,765,230 votes, and 1,978,679 votes were withheld for each Director, respectively.

     Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Anthony R. Pustorino, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Equity Trust.

     We thank you for your participation and appreciate your continued support.

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  tables  present  portfolio   holdings  as  a  percent  of  total
investments as of June 30, 2007:

--------------------------------------------------------------------------------
THE GABELLI EQUITY TRUST INC.
--------------------------------------------------------------------------------
Food and Beverage ................................   11.3%
Financial Services ...............................    9.8%
Diversified Industrial ...........................    7.4%
Energy and Utilities .............................    6.9%
Telecommunications ...............................    6.2%
Cable and Satellite ..............................    5.2%
Entertainment ....................................    4.4%
Consumer Products ................................    4.2%
Repurchase Agreements ............................    4.2%
Publishing .......................................    3.9%
Health Care ......................................    3.8%
Hotels and Gaming ................................    3.3%
Equipment and Supplies ...........................    3.2%
Automotive: Parts and Accessories ................    2.5%
Aviation: Parts and Services .....................    2.5%
Broadcasting .....................................    2.1%
Business Services ................................    1.8%
Communications Equipment .........................    1.8%
Aerospace ........................................    1.6%
Specialty Chemicals ..............................    1.5%
Consumer Services ................................    1.4%
Machinery ........................................    1.4%
Wireless Communications ..........................    1.1%
Environmental Services ...........................    1.1%
Metals and Mining ................................    1.0%
Electronics ......................................    1.0%
Agriculture ......................................    0.9%
Real Estate ......................................    0.9%
Automotive .......................................    0.8%
Transportation ...................................    0.7%
Retail ...........................................    0.7%
Closed-End Funds .................................    0.4%
Computer Software and Services ...................    0.3%
U.S. Treasury Bills ..............................    0.2%
Paper and Forest Products ........................    0.2%
Manufactured Housing and Recreational Vehicles ...    0.2%
Real Estate Investment Trusts ....................    0.1%
                                                    ------
                                                    100.0%
                                                    ======


--------------------------------------------------------------------------------
THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
--------------------------------------------------------------------------------
U.S. Treasury Bills ..............................   88.5%
Repurchase Agreements ............................    9.7%
Health Care Equipment and Supplies ...............    0.4%
Food Products ....................................    0.4%
Food and Staples Retailing .......................    0.3%
Pharmaceuticals ..................................    0.3%
Beverages ........................................    0.2%
Health Care Providers and Services ...............    0.1%
Biotechnology ....................................    0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED BY THE GABELLI EQUITY TRUST FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE GABELLI EQUITY TRUST AT 800-GABELLI (800-422-3554). THE GABELLI EQUITY TRUST'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of each Fund's proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                     QUARTER ENDED JUNE 30, 2007 (UNAUDITED)

                                                          OWNERSHIP AT
                                                            JUNE 30,
                                              SHARES          2007
                                              ------      ------------

NET PURCHASES
COMMON STOCKS
Advanced Medical Optics Inc. ..............    27,000        55,000
Allergan Inc. (a) .........................     7,023        14,046
Alpharma Inc., Cl. A ......................     1,000         6,000
Amphenol Corp., Cl. A (a) .................     2,000         4,000
aQuantive Inc. ............................    50,000        50,000
Aquila Inc. ...............................   100,000       400,000
Aruze Corp. ...............................    70,000       100,000
Asciano Group (b) .........................    70,000        70,000
Barclays plc ..............................    20,000        90,000
BCE Inc. ..................................    30,000       250,000
Biomet Inc. ...............................   100,000       100,000
British Sky Broadcasting Group plc ........    20,000        95,000
Brown-Forman Corp., Cl. A .................     3,000        24,000
Cadbury Schweppes plc, ADR ................    63,400       183,400
Canon Inc. ................................     8,000        30,500
China Mengniu Dairy Co. Ltd. ..............    20,000        40,000
Cincinnati Bell Inc. ......................    50,000       850,000
Citadel Broadcasting Corp. (c) ............     6,143         6,143
Citigroup Inc. ............................    50,000       300,000
Clear Channel Communications Inc. .........    40,000       300,000
Clearwire Corp., Cl. A ....................     1,000         8,000
Cochlear Ltd. .............................     2,000        12,000
Constellation Brands Inc., Cl. A ..........     3,000         6,000
CVS Caremark Corp. ........................    25,000        25,000
Dade Behring Holdings Inc. ................     5,000         5,000
Deutsche Bank AG, Germany .................     1,000         9,000
Fanuc Ltd. ................................    13,000        13,000
Fomento Economico Mexicano
   SA de CV, ADR (d) ......................    66,000        99,000
General Motors Corp. ......................    15,000        50,000
Greif Inc., Cl. A (a) .....................   110,000       220,000
Greif Inc., Cl. B (a) .....................     9,000        18,000
Groupe Danone (a) .........................   190,000       380,000
Home Inns & Hotels
   Management Inc., ADR ...................     2,500         5,000
IDEX Corp. (e) ............................   105,000       315,000
Imperial Oil Ltd. .........................     5,000        32,000
Interactive Brokers Group Inc., Cl. A .....    25,000        25,000
InterContinental Hotels Group plc (f) .....    46,160        46,160
Jardine Matheson Holdings Ltd. ............    45,000        45,000
Kraft Foods Inc., Cl. A ...................   215,000       215,000
LSI Corp. (g) .............................    80,000        80,000
Mandarin Oriental International Ltd. ...... 1,161,000     3,761,000
Marathon Oil Corp. (a) ....................    10,000        20,000
McClatchy Co., Cl. A ......................     5,788        20,000
Morinaga Milk Industry Co. Ltd. ...........    60,000        60,000
New Hope Corp. Ltd. .......................    52,000        52,000
Newmont Mining Corp Holding Co. ...........    50,000       155,000
Nintendo Co. Ltd. .........................     2,500         2,500
Nuveen Investments Inc., Cl. A ............    30,000        30,000
Orient-Express Hotels Ltd., Cl. A .........     1,000        16,000
Partners Group ............................     4,000         4,000
Rinker Group Ltd., ADR ....................   120,000       120,000
Rio Tinto plc .............................     5,000        23,000
Saipem SpA ................................     5,000        65,000
Sequa Corp., Cl. B ........................    10,000        84,600
SMC Corp. .................................     8,000         8,000
SSL International plc .....................    50,000        50,000
Standard Chartered plc ....................    10,000        60,000
Svenska Cellulosa Aktiebolaget,
   Cl. B (h) ..............................    30,000        30,000
Synthes Inc. ..............................     1,500        11,500
Tele2 AB, Cl. B ...........................    10,000        60,000
Tenaris SA, ADR ...........................    50,000        50,000
Tesco plc .................................    65,000        65,000
The Blackstone Group LP ...................       100           100
The Fairchild Corp., Cl. A ................     5,000       210,000
Tokyo Broadcasting System Inc. ............    20,000        70,000
Toll Holdings Ltd. ........................    70,000        70,000
Tyco International Ltd. ...................   200,000       300,000
Tyco International Ltd. - WI ..............    61,100        61,100
UniCredito Italiano SpA ...................    30,000       150,000
Westpac Banking Corp. .....................     5,000        63,000
Xstrata plc ...............................     3,000        69,666
Yahoo! Inc. ...............................    10,000       160,000

NET SALES
COMMON STOCKS
Acuity Brands Inc. ........................    (3,000)       22,000
ADESA Inc. (i) ............................  (400,000)           --
Agere Systems Inc. (g) ....................   (45,000)           --
America Movil SA de CV, Cl. L, ADR ........    (2,000)       98,000
Ashland Inc. ..............................   (10,000)       40,000
Autonation Inc. ...........................   (68,000)      100,000
Avis Budget Group Inc. ....................    (7,000)       18,000
Bank of Ireland ...........................   (25,000)       75,000
Biosite Inc. ..............................   (10,000)           --
Camden Property Trust .....................      (500)        2,000
CLARCOR Inc. ..............................    (3,000)      182,000
Dana Corp. ................................   (30,000)      270,000
Dean Foods Co. ............................   (50,000)           --
Delta & Pine Land Co. (j) .................  (100,000)           --

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                     QUARTER ENDED JUNE 30, 2007 (UNAUDITED)

                                                          OWNERSHIP AT
                                                            JUNE 30,
                                              SHARES          2007
                                              ------      ------------

NET SALES (CONTINUED)
COMMON STOCKS (CONTINUED)
Duquesne Light Holdings Inc. (k) ..........   (84,000)           --
Fedders Corp. .............................    (5,000)       60,000
Florida East Coast Industries Inc. ........    (6,000)       92,000
Gallaher Group plc (l) ....................   (60,000)           --
Gallaher Group plc, ADR (m) ...............  (190,000)           --
Giant Industries Inc. (n) .................   (16,000)           --
Greek Organization of
   Football Prognostics ...................   (28,000)           --
Greif Inc. Cl. A  .. ......................    (2,000)      220,000
Groupe Danone .............................   (10,000)      380,000
Grupo Televisa SA, ADR ....................   (10,000)      615,000
H.J. Heinz Co. ............................    (5,000)      105,000
Hilton Hotels Corp. .......................    (5,000)      525,000
Hisamitsu Pharmaceutical Co. Inc. .........   (38,300)           --
Honeywell International Inc. ..............    (5,500)      450,000
Hydril Co. (o) ............................   (30,000)           --
Hyperion Solutions Corp. ..................  (500,000)           --
InterContinental Hotels Group Inc. (f) ....   (55,000)           --
ION Media Networks Inc. (p). ..............  (200,000)           --
Janus Capital Group Inc. ..................    (1,300)      180,000
John H. Harland Co. (q) ...................   (12,000)           --
Johnson Controls Inc. .....................    (4,000)       70,000
Kinder Morgan Inc. (r) ....................  (350,000)           --
Liberty Media Holding Corp. -
   Interactive, Cl. A .....................  (164,869)      265,131
MasterCard Inc., Cl. A ....................    (1,000)      118,000
Matsumotokiyoshi Co. Ltd. .................   (50,000)           --
Navistar International Corp. ..............    (5,000)      125,000
New Plan Excel Realty Trust (s) ...........  (350,000)           --
News Corp., Cl. A .........................   (70,000)    1,580,000
Nikko Cordial Corp. .......................   (78,750)           --
Novelis Inc. (t) ..........................  (150,000)           --
PepsiAmericas Inc. ........................    (8,100)      550,000
PepsiCo Inc. ..............................    (5,000)      350,000
Precision Castparts Corp. .................    (4,000)      110,000
Publishing & Broadcasting Ltd. ............   (60,000)      100,000
Rank Group plc ............................   (23,240)    1,150,000
Realogy Corp. (u) .........................  (600,000)           --
Rollins Inc. ..............................   (15,000)      770,000
Sanofi-Aventis ............................    (3,108)       12,000
Spectra Energy Corp. ......................   (10,000)      115,000
TD Banknorth Inc. (v) .....................  (200,000)           --
Telephone & Data Systems Inc. .............    (2,000)      258,000
Telephone & Data Systems Inc.,
   Special ................................    (2,000)      368,000
Central Europe and
   Russia Fund Inc. .......................    (1,000)      104,000
The McGraw-Hill Companies Inc. ............    (1,000)      182,000
The Walt Disney Co. .......................    (5,000)       80,000
Tootsie Roll Industries Inc. ..............        (1)      118,820
Tribune Co. (w) ...........................   (25,970)       19,030
Watts Water Technologies Inc., Cl. A ......    (5,000)      190,000
WebEx Communications Inc. (x) .............   (20,000)           --
Young Broadcasting Inc., Cl. A ............    (5,000)      110,000

CONVERTIBLE PREFERRED STOCK
Gray Television Inc.,
   8.000% Cv. Pfd., Ser. C ................       (90)           --

                                            PRINCIPAL
                                             AMOUNT
                                            ---------
CONVERTIBLE CORPORATE BOND
Pep Boys - Manny, Moe & Jack, Cv.,
   4.250%, 06/01/07 ....................... $(500,000)           --

------------------------
(a)  2 for 1 stock split
(b)  Spin-off - 1 share of Asciano Group for every 1 shares of Toll Holding Ltd.
(c) Spin-off - 0.07679613151 share of Citadel Broadcasting Corp. for every 1 share of The Walt Disney Co.
(d)  3 for 1 stock split
(e)  3 for 2 stock split
(f)  Purchase of 10,000 shares prior to 47:56 exchange of shares
(g)  Merger - 2.16 shares of LSI Corp. for every 1 share of Agere Systems Inc.
(h)  Exchange of 1 old share for 3 new shares
(i)  Cash Merger - $27.85 for every 1 share
(j)  Cash Merger - $42.00 for every 1 share
(k)  Cash Merger - $20.00 for every 1 share
(l)  Cash Merger - 11.40 British Pounds for every 1 share
(m)  Cash Merger - $90.74856 for every 1 share
(n)  Cash Merger - $77.00 for every 1 share
(o)  Cash Merger - $97.00 for every 1 share
(p)  Tender Offer - $1.46 for every 1 share
(q)  Cash Merger - $52.75 for every 1 share
(r)  Cash Merger - $107.50 for every 1 share
(s)  Tender Offer - $33.15 for every 1 share
(t)  Cash Merger - $44.93 for every 1 share
(u)  Cash Merger - $30.00 for every 1 share
(v)  Cash Merger - $32.33 for every 1 share
(w)  Tender Offer - $34.00 for 57.71% of shares held
(x)  Tender Offer - $57.00 for every 1 share
 WI  When Issued

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS -- 95.3%
             FOOD AND BEVERAGE -- 11.3%
     85,000  Ajinomoto Co. Inc. ............  $      998,444    $      980,995
     40,000  Anheuser-Busch
                Companies Inc. .............       1,816,269         2,086,400
     36,000  ARIAKE JAPAN Co. Ltd. .........         857,851           676,873
     24,000  Brown-Forman Corp.,
                Cl. A ......................       1,586,639         1,820,880
    110,000  Cadbury Schweppes plc .........       1,136,502         1,502,069
    183,400  Cadbury Schweppes plc,
                ADR ........................       7,974,138         9,958,620
     72,000  Campbell Soup Co. .............       1,915,927         2,794,320
     32,000  Cermaq ASA ....................         497,341           558,933
     40,000  China Mengniu Dairy Co.
                Ltd. .......................         127,345           137,866
     20,000  Coca-Cola Enterprises Inc. ....         376,514           480,000
     40,000  Coca-Cola Hellenic
                Bottling Co. SA ............         519,295         1,840,698
      6,000  Constellation Brands Inc.,
                Cl. A+ .....................         128,849           145,680
     60,000  Corn Products
                International Inc. .........         811,122         2,727,000
    300,000  Davide Campari-Milano
                SpA ........................       3,133,137         3,148,812
     60,000  Del Monte Foods Co. ...........         564,374           729,600
     10,108  Denny's Corp.+ ................          14,358            44,981
     80,000  Diageo plc ....................       1,174,064         1,665,931
    224,000  Diageo plc, ADR ...............       9,660,541        18,661,440
     70,000  Flowers Foods Inc. ............         771,725         2,335,200
     99,000  Fomento Economico
                Mexicano SAB de CV,
                ADR ........................       1,356,892         3,892,680
    180,000  General Mills Inc. ............       8,693,258        10,515,600
    380,000  Groupe Danone                        18,823,537        30,869,053
  1,000,000  Grupo Bimbo SA de CV,
                Cl. A ......................       2,705,279         6,294,257
    105,000  H.J. Heinz Co. ................       3,713,539         4,984,350
     20,000  Hain Celestial Group Inc.+ ....         267,663           542,800
     10,000  Heineken NV ...................         471,537           588,617
    200,000  ITO EN Ltd. ...................       6,043,839         6,578,680
    105,000  Kellogg Co. ...................       3,784,191         5,437,950
     75,000  Kerry Group plc, Cl. A ........         860,877         2,103,654
    215,000  Kraft Foods Inc., Cl. A .......       6,770,536         7,578,750
     12,100  LVMH Moet Hennessy
                Louis Vuitton SA ...........         419,052         1,400,872
    950,000  Marine Harvest+ ...............         849,752         1,034,263
     60,000  Morinaga Milk
                Industry Co. Ltd. ..........         262,217           241,706
      2,500  Nestle SA .....................         513,610           953,745
    200,000  Nissin Food
                Products Co. Ltd. ..........       7,191,196         6,708,629

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

    550,000  PepsiAmericas Inc. ............  $   10,181,941      $ 13,508,000
    350,000  PepsiCo Inc. ..................      17,660,220        22,697,500
      8,100  Pernod-Ricard SA ..............       1,457,288         1,797,381
     68,200  Ralcorp Holdings Inc.+ ........       1,308,415         3,645,290
     26,000  Remy Cointreau SA .............       1,673,518         1,951,276
    300,000  Sara Lee Corp. ................       4,862,162         5,220,000
     65,000  Tesco plc .....................         561,467           546,257
    200,000  The Coca-Cola Co. .............       8,929,955        10,462,000
     45,000  The Hershey Co. ...............       1,915,127         2,277,900
      2,000  The J.M. Smucker Co. ..........          52,993           127,320
    118,820  Tootsie Roll Industries Inc. ..       1,562,913         3,292,502
    170,000  Wm. Wrigley Jr. Co. ...........       8,244,515         9,402,700
     42,500  Wm. Wrigley Jr. Co., Cl. B ....       2,191,580         2,337,500
    535,000  YAKULT
                HONSHA Co. Ltd. ............      15,052,798        13,556,954
                                              --------------    --------------
                                                 172,446,302       232,844,484
                                              --------------    --------------
             FINANCIAL SERVICES -- 9.8%
      7,000  Allianz SE ....................       1,053,147         1,644,623
    575,000  American Express Co. ..........      27,278,920        35,178,500
     50,000  American International
                Group Inc. .................       3,327,703         3,501,500
     65,000  Ameriprise Financial Inc. .....       1,630,926         4,132,050
     30,000  Argonaut Group Inc. ...........         752,879           936,300
     95,000  Aviva plc .....................       1,163,351         1,418,380
     90,000  Banco Santander Central
                Hispano SA, ADR ............         322,130         1,654,200
     75,000  Bank of Ireland ...............         458,113         1,516,546
     90,000  Barclays plc ..................       1,209,056         1,257,882
        248  Berkshire Hathaway Inc.,
                Cl. A+ .....................         785,026        27,149,800
      7,500  Calamos Asset
                Management Inc., Cl. A .....         135,000           191,625
    300,000  Citigroup Inc. ................      14,750,503        15,387,000
    155,000  Commerzbank AG, ADR ...........       3,145,338         7,379,054
    149,000  Deutsche Bank AG ..............      13,066,887        21,566,260
      9,000  Deutsche Bank AG,
                Germany ....................       1,273,827         1,313,244
      3,000  Fortress Investment Group
                LLC, Cl. A .................          55,500            71,460
     20,000  H&R Block Inc. ................         329,930           467,400
     25,000  Interactive Brokers
                Group Inc., Cl. A+ .........         731,294           678,250
    180,000  Janus Capital Group Inc. ......       3,245,221         5,011,200
     52,000  JPMorgan Chase & Co. ..........       1,327,407         2,519,400
    260,000  Landesbank Berlin
                Holding AG+ ................       5,263,037         2,146,579
     20,000  Legg Mason Inc. ...............       1,778,556         1,967,600
    133,000  Leucadia National Corp. .......       1,662,878         4,688,250
    255,000  Marsh & McLennan
                Companies Inc. .............       7,894,028         7,874,400

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     80,000  Mellon Financial Corp. ........  $    2,519,801    $    3,520,000
     65,000  Moody's Corp. .................       3,285,357         4,043,000
     30,000  Nuveen Investments Inc.,
                Cl. A ......................       1,895,276         1,864,500
      4,000  Partners Group ................         553,767           538,682
      2,500  Prudential Financial Inc. .....          68,750           243,075
     60,000  Standard Chartered plc ........       1,290,082         1,963,934
     80,000  State Street Corp. ............       4,001,480         5,472,000
     20,000  SunTrust Banks Inc. ...........         419,333         1,714,800
    150,000  T. Rowe Price Group Inc. ......       4,610,820         7,783,500
      5,000  The Allstate Corp. ............         209,064           307,550
     70,000  The Bank of
                New York Co. Inc. ..........       2,490,562         2,900,800
        100  The Blackstone Group LP+ ......           3,004             2,927
     44,500  The Charles Schwab Corp. ......         650,256           913,140
     18,000  The Dun &
                Bradstreet Corp. ...........         395,898         1,853,640
    189,000  The Midland Co. ...............       1,386,765         8,871,660
    135,000  The Phoenix
                Companies Inc. .............       1,924,073         2,026,350
     80,000  The Shizuoka Bank Ltd. ........         791,848           812,183
      3,000  The Travelers
                Companies Inc. .............         113,277           160,500
     40,000  UBS AG ........................       1,875,967         2,410,151
    150,000  UniCredito Italiano SpA .......       1,168,460         1,346,011
    100,000  Waddell & Reed
                Financial Inc., Cl. A ......       2,058,579         2,601,000
     63,000  Westpac Banking Corp. .........       1,035,782         1,370,540
                                              --------------    --------------
                                                 125,388,858       202,371,446
                                              --------------    --------------
             DIVERSIFIED INDUSTRIAL -- 7.4%
     22,000  Acuity Brands Inc. ............         667,920         1,326,160
     55,000  Amano Corp. ...................         956,301           776,366
    164,000  Ampco-Pittsburgh Corp. ........       2,155,086         6,574,760
    155,000  Baldor Electric Co. ...........       5,270,000         7,638,400
     26,000  Bayer AG ......................       1,093,829         1,974,149
     25,000  Bouygues SA ...................       1,244,322         2,104,284
    266,000  Cooper Industries Ltd.,
                Cl. A ......................       7,204,219        15,185,940
    260,000  Crane Co. .....................       5,942,015        11,817,000
     77,500  CRH plc .......................       1,027,655         3,842,221
    400,000  Enodis plc ....................       1,399,733         1,586,409
    150,000  General Electric Co. ..........       5,455,245         5,742,000
    220,000  Greif Inc., Cl. A .............       2,586,943        13,114,200
     18,000  Greif Inc., Cl. B .............         559,808         1,011,240
    450,000  Honeywell
                International Inc. .........      15,285,048        25,326,000
    255,000  ITT Corp. .....................       6,693,277        17,411,400
    101,000  Park-Ohio Holdings Corp.+ .....       1,073,670         2,757,300

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

      1,000  Pentair Inc. ..................  $       31,908    $       38,570
    120,000  Rinker Group Ltd., ADR ........       9,411,640         9,552,000
      2,000  Sulzer AG .....................         425,026         2,596,807
     30,000  Technip SA ....................       2,101,417         2,489,003
     74,000  The Lamson &
                Sessions Co.+ ..............         435,944         1,966,180
     75,000  Trinity Industries Inc. .......         945,000         3,265,500
    300,000  Tyco International Ltd. .......      10,032,170        10,137,000
     61,100  Tyco International Ltd. - WI ..       3,188,854         3,279,848
                                              --------------    --------------
                                                  85,187,030       151,512,737
                                              --------------    --------------
             ENERGY AND UTILITIES -- 6.9%
      5,000  AGL Resources Inc. ............          88,898           202,400
     70,000  Allegheny Energy Inc.+ ........       1,099,843         3,621,800
     70,000  Apache Corp. ..................       2,728,670         5,711,300
    400,000  Aquila Inc.+ ..................       1,671,750         1,636,000
    247,000  BP plc, ADR ...................      15,155,797        17,818,580
    105,000  CH Energy Group Inc. ..........       4,342,243         4,721,850
     70,000  CMS Energy Corp. ..............         448,516         1,204,000
    320,000  ConocoPhillips ................      19,595,465        25,120,000
      8,000  Constellation Energy
                Group Inc. .................         449,607           697,360
     60,000  DPL Inc. ......................       1,411,620         1,700,400
     14,000  DTE Energy Co. ................         619,459           675,080
    240,000  Duke Energy Corp. .............       4,322,580         4,392,000
    270,000  El Paso Corp. .................       3,253,601         4,652,100
    285,000  El Paso Electric Co.+ .........       4,563,231         6,999,600
     50,000  Energy East Corp. .............       1,065,733         1,304,500
     80,000  Exxon Mobil Corp. .............       2,750,108         6,710,400
     20,000  FPL Group Inc. ................         556,256         1,134,800
    210,000  Halliburton Co. ...............       3,809,429         7,245,000
     32,000  Imperial Oil Ltd. .............       1,248,749         1,489,678
     20,000  Marathon Oil Corp. ............         242,414         1,199,200
     10,000  Mirant Corp.+ .................         192,014           426,500
    140,000  Mirant Corp. Escrow+ (a) ......               0                 0
      2,000  Niko Resources Ltd.,
                New York ...................         110,842           182,120
      1,000  Niko Resources Ltd.,
                Toronto ....................          55,421            91,058
     10,000  NiSource Inc. .................         215,500           207,100
    240,000  Northeast Utilities ...........       4,631,542         6,806,400
     20,000  Oceaneering
                International Inc.+ ........         538,223         1,052,800
      2,000  PetroChina Co. Ltd., ADR ......         137,965           297,360
     16,000  Petroleo Brasileiro SA, ADR ...       1,125,213         1,940,320
    100,000  Progress Energy Inc., CVO+ ....          52,000            36,000
     65,000  Saipem SpA ....................       1,284,362         2,231,035
     13,000  Sasol Ltd. ....................         500,463           489,282
      5,000  SJW Corp. .....................          68,704           166,500
     20,000  Southwest Gas Corp. ...........         451,132           676,200
    115,000  Spectra Energy Corp. ..........       3,014,424         2,985,400

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

     SHARES/                                                          MARKET
      UNITS                                         COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     60,000  The AES Corp.+ ................  $      342,618    $    1,312,800
     32,628  Total SA ......................       1,986,057         2,661,113
    222,800  TXU Corp. .....................      13,597,169        14,994,440
    270,000  Westar Energy Inc. ............       4,552,840         6,555,600
                                              --------------    --------------
                                                 102,280,458       141,348,076
                                              --------------    --------------
             TELECOMMUNICATIONS -- 6.1%
      5,000  Alltel Corp. ..................          91,103           337,750
    250,000  BCE Inc. ......................       6,686,522         9,447,500
     16,000  Bell Aliant Regional
                Communications
                Income Fund+ (a)(b) ........         510,683           470,880
     30,000  Brasil Telecom
                Participacoes SA, ADR ......       1,743,257         1,813,800
  1,700,000  BT Group plc ..................       7,029,679        11,350,859
  4,440,836  Cable & Wireless
                Jamaica Ltd.+ (c) ..........         101,639            57,635
    850,000  Cincinnati Bell Inc.+ .........       5,915,403         4,913,000
     90,000  Citizens
                Communications Co. .........       1,320,038         1,374,300
    110,000  Compania de
                Telecomunicaciones de
                Chile SA, ADR ..............       1,634,847         1,046,100
    168,000  Deutsche Telekom
                AG, ADR ....................       2,793,519         3,092,880
      5,000  France Telecom SA, ADR ........         146,305           137,400
    100,000  Koninklijke KPN NV ............         232,728         1,667,456
    570,000  Qwest Communications
                International Inc.+ ........       1,958,336         5,529,000
    550,000  Sprint Nextel Corp. ...........      15,436,707        11,390,500
    186,554  Tele Norte Leste
                Participacoes SA, ADR ......       2,477,755         3,538,930
     60,000  Tele2 AB, Cl. B ...............       1,005,048           984,764
     48,000  Telecom Argentina SA, Cl. B
                ADR+ .......................         369,540         1,196,160
  1,470,000  Telecom Italia SpA ............       6,015,464         4,038,844
    230,000  Telefonica SA, ADR ............      11,566,157        15,354,800
     62,000  Telefonos de Mexico
                SAB de CV, Cl. L, ADR ......         469,422         2,349,180
    258,000  Telephone & Data
                Systems Inc. ...............      11,983,709        16,143,060
    368,000  Telephone & Data
                Systems Inc., Special ......      16,170,379        21,178,400
     15,000  TELUS Corp. ...................         280,203           897,958
    180,000  Verizon
                Communications Inc. ........       6,606,128         7,410,600
      5,169  Windstream Corp. ..............          19,996            76,295
                                              --------------    --------------
                                                 102,564,567       125,798,051
                                              --------------    --------------

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             CABLE AND SATELLITE -- 5.2%
  1,570,000  Cablevision Systems Corp.,
                Cl. A+ .....................  $   33,260,194    $   56,818,300
     75,000  Comcast Corp., Cl. A+ .........       1,580,271         2,109,000
    127,500  Comcast Corp., Cl. A,
                Special+ ...................         756,584         3,564,900
     55,000  EchoStar Communications
                Corp., Cl. A+ ..............       1,722,522         2,385,350
    156,770  Liberty Global Inc., Cl. A+ ...       2,194,421         6,433,841
    139,001  Liberty Global Inc., Cl. C+ ...       2,941,276         5,462,739
    580,690  Rogers Communications Inc.,
                Cl. B, New York ............       4,314,380        24,673,518
     19,310  Rogers Communications Inc.,
                Cl. B, Toronto .............         137,424           823,337
     80,000  Shaw Communications Inc.,
                Cl. B, New York ............         329,198         3,363,200
     20,000  Shaw Communications Inc.,
                Cl. B, Toronto .............          52,983           845,248
     10,000  The DIRECTV Group Inc.+ .......         250,200           231,100
                                              --------------    --------------
                                                  47,539,453       106,710,533
                                              --------------    --------------
             ENTERTAINMENT -- 4.4%
    100,000  Aruze Corp. ...................       3,267,519         3,110,660
     32,000  Canal+ Groupe .................          34,011           342,153
      2,002  Chestnut Hill Ventures+ (a) ...          54,500            91,115
    220,000  Discovery Holding Co.,
                Cl. A+ .....................       3,185,692         5,057,800
      3,000  DreamWorks Animation
                SKG Inc., Cl. A+ ...........          68,959            86,520
    110,000  EMI Group plc .................         292,544           591,992
     79,500  EMI Group plc, ADR ............         941,481           854,943
    600,603  Gemstar-TV Guide
                International Inc.+ ........       2,825,471         2,954,967
    615,000  Grupo Televisa SA, ADR ........       6,033,842        16,980,150
        125  Live Nation Inc.+ .............           1,296             2,797
     40,000  Pinnacle
                Entertainment Inc.+ ........       1,280,000         1,126,000
    100,000  Publishing and
                Broadcasting Ltd. ..........       1,632,959         1,661,692
  1,150,000  Rank Group plc ................       7,820,172         4,301,127
     12,000  Regal Entertainment Group,
                Cl. A ......................         165,788           263,160
     75,000  Six Flags Inc.+ ...............         360,725           456,750
     80,000  The Walt Disney Co. ...........       1,634,099         2,731,200
    810,000  Time Warner Inc. ..............      17,932,501        17,042,400
     70,000  Tokyo Broadcasting
                System Inc. ................       2,379,670         2,143,350
     20,200  Triple Crown Media Inc.+ ......         217,899           188,264
    370,000  Viacom Inc., Cl. A+ ...........      17,913,756        15,392,000
    333,900  Vivendi .......................       9,061,536        14,420,720
                                              --------------    --------------
                                                  77,104,420        89,799,760
                                              --------------    --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             CONSUMER PRODUCTS -- 4.2%
     25,000  Altadis SA ....................  $    1,070,825    $    1,664,749
     84,000  Avon Products Inc. ............       2,420,145         3,087,000
     42,000  Christian Dior SA .............       3,082,702         5,469,635
     15,000  Church & Dwight Co. Inc. ......          99,536           726,900
     32,000  Clorox Co. ....................       1,776,614         1,987,200
     10,000  Colgate-Palmolive Co. .........         513,338           648,500
     69,000  Compagnie Financiere
                Richemont SA, Cl. A ........       2,879,288         4,151,863
    114,000  Energizer Holdings Inc.+ ......       4,929,546        11,354,400
     60,000  Fortune Brands Inc. ...........       4,147,453         4,942,200
      2,000  Givaudan SA ...................         550,742         1,981,171
     60,000  Hanesbrands Inc.+ .............       1,376,148         1,621,800
     32,000  Harley-Davidson Inc. ..........       1,486,605         1,907,520
     42,000  Lenox Group Inc.+ .............         383,261           295,260
     15,000  Matsushita Electric
                Industrial Co. Ltd., ADR ...         178,325           297,150
     15,000  Mattel Inc. ...................         270,000           379,350
     21,000  National Presto
                Industries Inc. ............         711,533         1,309,140
      2,500  Nintendo Co. Ltd. .............         775,766           915,736
     10,000  Oil-Dri Corp. of America ......         171,255           175,500
    300,000  Procter & Gamble Co. ..........      15,983,165        18,357,000
     60,000  Reckitt Benckiser plc .........       1,849,650         3,295,313
     30,000  Svenska Cellulosa
                Aktiebolaget, Cl. B ........         423,932           504,445
      7,500  Swatch Group AG ...............       1,587,958         2,142,857
  1,000,000  Swedish Match AB ..............      11,131,012        19,373,611
                                              --------------    --------------
                                                  57,798,799        86,588,300
                                              --------------    --------------
             PUBLISHING -- 3.9%
     57,500  Dow Jones & Co. Inc. ..........       2,323,693         3,303,375
      9,000  Idearc Inc. ...................         275,255           317,970
    348,266  Independent News &
                Media plc ..................         663,968         1,767,609
     20,000  McClatchy Co., Cl. A ..........         887,354           506,200
    320,000  Media General Inc., Cl. A .....      19,151,873        10,646,400
    122,000  Meredith Corp. ................       5,066,964         7,515,200
  1,580,000  News Corp., Cl. A .............      20,761,079        33,511,800
     20,000  News Corp., Cl. B .............         186,275           458,800
    382,000  PRIMEDIA Inc.+ ................       1,665,474         1,088,700
    261,319  SCMP Group Ltd. ...............         191,790           106,610
     66,585  Seat Pagine Gialle SpA ........         177,139            40,058
    160,000  The E.W. Scripps Co.,Cl. A ....       5,529,357         7,310,400
    182,000  The McGraw-Hill
                Companies Inc. .............       7,122,447        12,390,560
     50,000  The New York Times Co.,
                Cl. A ......................       1,945,184         1,270,000
     19,030  Tribune Co. ...................         584,121           559,478
                                              --------------    --------------
                                                  66,531,973        80,793,160
                                              --------------    --------------
                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             HEALTH CARE -- 3.8%
      8,000  Abbott Laboratories ...........  $      313,458    $      428,400
     55,000  Advanced Medical
                Optics Inc.+ ...............       2,177,520         1,918,400
     14,046  Allergan Inc. .................         655,380           809,611
      6,000  Alpharma Inc., Cl. A ..........         158,545           156,060
     52,000  Amgen Inc.+ ...................       3,039,863         2,875,080
     19,146  AstraZeneca plc ...............         949,527         1,027,398
     26,000  Biogen Idec Inc.+ .............         293,835         1,391,000
    100,000  Biomet Inc. ...................       4,549,873         4,572,000
    135,000  Bristol-Myers Squibb Co. ......       3,485,673         4,260,600
     12,000  Cochlear Ltd. .................         530,192           620,591
      5,000  Dade Behring Holdings Inc. ....         230,659           265,600
     45,036  GlaxoSmithKline plc ...........       1,292,245         1,180,208
      4,000  GlaxoSmithKline plc, ADR ......         216,096           209,480
     30,000  Henry Schein Inc.+ ............         764,324         1,602,900
     30,000  Hospira Inc.+ .................       1,049,087         1,171,200
     40,000  Invitrogen Corp.+ .............       2,065,234         2,950,000
     95,000  Merck & Co. Inc. ..............       3,625,482         4,731,000
      2,000  Nobel Biocare Holding AG ......         286,712           655,751
     39,000  Novartis AG ...................       2,076,654         2,203,029
    105,000  Novartis AG, ADR ..............       4,622,998         5,887,350
    430,000  Pfizer Inc. ...................      11,887,587        10,995,100
     16,400  Roche Holding AG ..............       2,587,332         2,918,837
     12,000  Sanofi-Aventis ................       1,075,668           976,112
    100,000  Schering-Plough Corp. .........       1,917,839         3,044,000
     80,000  Smith & Nephew plc ............         752,722           994,418
     50,000  SSL International plc .........         439,178           438,522
      5,250  Straumann Holding AG ..........       1,087,318         1,478,510
     11,500  Synthes Inc. ..................       1,376,920         1,383,013
     19,000  Takeda Pharmaceutical
                Co. Ltd. ...................         909,016         1,228,345
     40,000  UnitedHealth Group Inc. .......       1,873,359         2,045,600
     82,000  William Demant Holding
                A/S+ .......................       3,730,842         8,157,646
    100,000  Wyeth .........................       4,105,470         5,734,000
      3,500  Zimmer Holdings Inc.+ .........         217,154           297,115
                                              --------------    --------------
                                                  64,343,762        78,606,876
                                              --------------    --------------
                  HOTELS AND GAMING -- 3.3%
      1,200  Accor SA ......................         103,072           106,739
    190,000  Gaylord Entertainment Co.+ ....       5,061,984        10,191,600
     70,000  Harrah's Entertainment Inc. ...       5,476,681         5,968,200
    525,000  Hilton Hotels Corp. ...........       8,664,173        17,571,750
      5,000  Home Inns & Hotels
                Management Inc., ADR+ ......         172,113           161,050
     46,160  InterContinental
                Hotels Group plc ...........       1,184,541         1,153,120
  1,344,116  Ladbrokes plc .................      14,291,853        11,687,262
      6,000  Las Vegas Sands Corp.+ ........         221,279           458,340

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             HOTELS AND GAMING (CONTINUED)
  3,761,000  Mandarin Oriental
                International Ltd. .........  $    7,080,930    $    8,387,030
    110,000  MGM Mirage+ ...................       3,730,098         9,072,800
     16,000  Orient-Express
                Hotels Ltd., Cl. A .........         715,224           854,400
     34,000  Starwood Hotels & Resorts
                Worldwide Inc. .............         520,597         2,280,380
                                              --------------    --------------
                                                  47,222,545        67,892,671
                                              --------------    --------------
                  EQUIPMENT AND SUPPLIES -- 3.2%
    265,000  AMETEK Inc. ...................       4,455,847        10,515,200
      4,000  Amphenol Corp., Cl. A .........          14,775           142,600
     50,000  Assa Abloy AB, Cl. B ..........         948,665         1,107,586
     94,000  CIRCOR International Inc. .....         974,241         3,800,420
    200,000  Donaldson Co. Inc. ............       2,943,696         7,110,000
     60,000  Fedders Corp.+ ................         253,770            13,800
    110,000  Flowserve Corp. ...............       2,075,580         7,876,000
     23,000  Franklin Electric Co. Inc. ....         250,434         1,085,140
     90,000  Gerber Scientific Inc.+ .......         988,544         1,045,800
     75,000  GrafTech International Ltd.+ ..         785,966         1,263,000
    315,000  IDEX Corp. ....................       7,537,793        12,140,100
     40,000  Ingersoll-Rand Co. Ltd.,
                Cl. A ......................         855,378         2,192,800
    103,000  Lufkin Industries Inc. ........       1,000,348         6,648,650
     11,000  Mueller Industries Inc. .......         485,034           378,840
      2,000  Sealed Air Corp. ..............          17,404            62,040
     50,000  Tenaris SA, ADR ...............       2,345,912         2,448,000
      2,000  The Manitowoc Co. Inc. ........          25,450           160,760
    100,000  The Weir Group plc ............         420,789         1,465,922
    190,000  Watts Water
                Technologies Inc., Cl. A ...       2,957,983         7,119,300
                                              --------------    --------------
                                                  29,337,609        66,575,958
                                              --------------    --------------
             AVIATION: PARTS AND SERVICES -- 2.5%
    370,000  Curtiss-Wright Corp. ..........       5,355,614        17,245,700
    200,000  GenCorp Inc.+ .................       2,572,011         2,614,000
    110,000  Precision Castparts Corp. .....       5,656,491        13,349,600
     73,000  Sequa Corp., Cl. A+ ...........       2,963,867         8,176,000
     84,600  Sequa Corp., Cl. B+ ...........       4,925,072         9,575,451
    210,000  The Fairchild Corp., Cl. A+ ...       1,206,333           466,200
                                              --------------    --------------
                                                  22,679,388        51,426,951
                                              --------------    --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
     43,000  BorgWarner Inc. ...............       1,126,424         3,699,720
    182,000  CLARCOR Inc. ..................       1,488,462         6,812,260
    270,000  Dana Corp.+ ...................       2,075,449           545,400
     82,500  Earl Scheib Inc.+ .............         644,854           305,250
    345,000  Genuine Parts Co. .............      12,737,964        17,112,000
     70,000  Johnson Controls Inc. .........       4,272,329         8,103,900

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

    130,000  Midas Inc.+ ...................  $    1,805,604    $    2,947,100
    317,500  Modine Manufacturing Co. ......       8,027,340         7,175,500
    180,000  Proliance
                International Inc.+ ........       1,288,913           558,000
    155,000  Standard Motor
                Products Inc. ..............       1,710,838         2,329,650
     35,000  Superior Industries
                International Inc. .........         822,800           761,600
     27,000  TI Automotive Ltd.,
                Cl. A+ (a) .................               0                 0
                                              --------------    --------------
                                                  36,000,977        50,350,380
                                              --------------    --------------
             BROADCASTING -- 2.1%
     95,000  British Sky Broadcasting
                Group plc ..................       1,094,350         1,220,933
    415,000  CBS Corp., Cl. A ..............      13,320,613        13,831,950
      6,143  Citadel Broadcasting Corp. ....          16,505            39,622
    300,000  Clear Channel
                Communications Inc. ........      10,866,063        11,346,000
      2,000  Cogeco Inc. ...................          39,014            74,743
     13,333  Corus Entertainment Inc.,
                Cl. B, New York ............          49,629           624,384
      3,333  Corus Entertainment Inc.,
                Cl. B, Toronto .............          12,406           155,816
    120,000  Gray Television Inc. ..........       1,060,168         1,112,400
     27,000  Gray Television Inc., Cl. A ...         317,211           252,450
     77,000  Liberty Media Corp. -
                Capital, Cl. A+ ............       6,188,638         9,061,360
     85,000  Lin TV Corp., Cl. A+ ..........       1,185,597         1,598,850
    120,000  Mediaset SpA ..................       1,288,354         1,243,284
     29,000  Modern Times Group MTG
                AB, Cl. B ..................       1,754,858         1,880,556
    100,000  Television Broadcasts Ltd. ....         396,239           703,397
    110,000  Young Broadcasting Inc.,
                Cl. A+ .....................         960,534           405,900
                                              --------------    --------------
                                                  38,550,179        43,551,645
                                              --------------    --------------
             BUSINESS SERVICES -- 1.8%
      7,050  ACCO Brands Corp.+ ............         126,069           162,502
     50,000  aQuantive Inc.+ ...............       3,183,975         3,190,000
     18,000  Avis Budget Group Inc.+ .......         340,826           511,740
     30,500  Canon Inc. ....................       1,330,244         1,790,985
      1,000  CheckFree Corp.+ ..............           9,040            40,200
    100,000  Clear Channel Outdoor
                Holdings Inc., Cl. A+ ......       2,029,434         2,834,000
    186,554  Contax Participacoes SA,
                ADR ........................          76,632           229,555
    200,000  G4S plc .......................               0           849,432
     45,000  Jardine Matheson
                Holdings Ltd. ..............       1,112,141         1,071,000
     94,000  Landauer Inc. .................       2,511,653         4,629,500

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             BUSINESS SERVICES (CONTINUED)
    118,000  MasterCard Inc., Cl. A ........  $    4,735,650    $   19,572,660
     72,500  Nashua Corp.+ .................         656,627           782,275
     25,000  Secom Co. Ltd. ................       1,095,891         1,179,695
                                              --------------    --------------
                                                  17,208,182        36,843,544
                                              --------------    --------------
             COMMUNICATIONS EQUIPMENT -- 1.8%
     10,000  Andrew Corp.+ .................         109,277           144,400
    480,000  Corning Inc.+ .................       4,124,295        12,264,000
     90,000  Motorola Inc. .................       1,024,871         1,593,000
    200,000  Nortel Networks Corp.+ ........       5,602,879         4,810,000
    305,000  Thomas & Betts Corp.+ .........       9,229,463        17,690,000
                                              --------------    --------------
                                                  20,090,785        36,501,400
                                              --------------    --------------
             SPECIALTY CHEMICALS -- 1.5%
     40,000  Ashland Inc. ..................       2,531,470         2,558,000
      5,400  Ciba Specialty Chemicals
                AG, ADR ....................           4,285           175,554
     20,000  E.I. du Pont de
                Nemours and Co. ............         802,600         1,016,800
    350,000  Ferro Corp. ...................       7,353,490         8,725,500
      2,000  FMC Corp. .....................         136,430           178,780
     50,000  H.B. Fuller Co. ...............         668,859         1,494,500
    170,000  Hercules Inc.+ ................       1,979,821         3,340,500
     70,000  International Flavors &
                Fragrances Inc. ............       3,296,486         3,649,800
    230,000  Omnova Solutions Inc.+ ........       1,861,571         1,391,500
    275,000  Sensient
                Technologies Corp. .........       5,034,936         6,982,250
     15,000  Syngenta AG, ADR ..............         189,981           583,950
    165,000  Tokai Carbon Co. Ltd. .........         677,815         1,547,817
      4,032  Tronox Inc., Cl. B ............          44,467            56,650
                                              --------------    --------------
                                                  24,582,211        31,701,601
                                              --------------    --------------
             AEROSPACE -- 1.5%
    105,000  Boeing Co. ....................       6,475,976        10,096,800
     10,000  Lockheed Martin Corp. .........         585,900           941,300
     80,000  Northrop Grumman Corp. ........       4,444,416         6,229,600
  1,200,000  Rolls-Royce Group plc+ ........       9,166,092        12,976,426
 71,040,000  Rolls-Royce Group plc,
                Cl. B ......................         139,192           145,510
                                              --------------    --------------
                                                  20,811,576        30,389,636
                                              --------------    --------------
             CONSUMER SERVICES -- 1.5%
    200,000  IAC/InterActiveCorp+ ..........       5,436,750         6,922,000
    265,131  Liberty Media Corp. -
                Interactive, Cl. A+ ........       5,791,759         5,920,375
    770,000  Rollins Inc. ..................      11,836,909        17,532,900
                                              --------------    --------------
                                                  23,065,418        30,375,275
                                              --------------    --------------
                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             MACHINERY -- 1.4%
     20,000  Caterpillar Inc. ..............  $      136,559    $    1,566,000
    220,000  Deere & Co. ...................      12,905,974        26,562,800
      8,000  SMC Corp. .....................       1,033,311         1,065,584
                                              --------------    --------------
                                                  14,075,844        29,194,384
                                              --------------    --------------
             WIRELESS COMMUNICATIONS -- 1.1%
     98,000  America Movil SAB de CV,
                Cl. L, ADR .................       1,362,027         6,069,140
      8,000  Clearwire Corp., Cl. A+ .......         168,858           195,440
      2,000  NTT DoCoMo Inc. ...............       4,368,481         3,167,513
      3,340  Tele Norte Celular
                Participacoes SA, ADR+ .....          51,601            36,540
      8,350  Telemig Celular
                Participacoes SA, ADR ......         241,320           420,339
     32,165  Tim Participacoes SA,
                ADR ........................         390,212         1,108,727
    100,000  United States
                Cellular Corp.+ ............       4,333,517         9,060,000
        270  Vivo Participacoes SA+ ........             941             2,153
    174,122  Vivo Participacoes SA,
                ADR ........................       2,370,461           872,351
      5,845  Vivo Participacoes SA,
                Preference .................          89,788            29,058
     70,000  Vodafone Group plc, ADR .......       1,902,872         2,354,100
                                              --------------    --------------
                                                  15,280,078        23,315,361
                                              --------------    --------------
             ENVIRONMENTAL SERVICES -- 1.1%
     97,500  Republic Services Inc. ........         875,761         2,987,400
    500,000  Waste Management Inc. .........      12,972,510        19,525,000
                                              --------------    --------------
                                                  13,848,271        22,512,400
                                              --------------    --------------
             METALS AND MINING -- 1.0%
     20,000  Alcoa Inc. ....................         602,426           810,600
     33,000  Anglo American plc ............       1,250,229         1,951,585
     89,148  Barrick Gold Corp. ............       2,610,253         2,591,532
    280,000  Consolidated Minerals Ltd. ....         498,024           745,388
     72,500  Harmony Gold
                Mining Co. Ltd.+ ...........         347,738         1,028,592
     35,000  Harmony Gold
                Mining Co. Ltd., ADR+ ......         460,008           499,450
     75,000  Ivanhoe Mines Ltd.+ ...........         560,208         1,068,000
     52,000  New Hope Corp. Ltd. ...........          70,252            97,429
    155,000  Newmont Mining Corp. ..........       4,747,145         6,054,300
     23,000  Rio Tinto plc .................       1,324,709         1,767,561
     69,666  Xstrata plc ...................       1,525,449         4,178,729
                                              --------------    --------------
                                                  13,996,441        20,793,166
                                              --------------    --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             ELECTRONICS -- 1.0%
      5,000  Advanced Micro
                Devices Inc.+ ..............  $       52,100    $       71,500
     13,000  Fanuc Ltd. ....................       1,320,883         1,343,025
      5,000  Hitachi Ltd., ADR .............         347,376           353,750
    180,000  Intel Corp. ...................       3,637,892         4,276,800
      4,920  Keyence Corp. .................         941,170         1,076,107
     80,000  LSI Corp.+ ....................         474,386           600,800
     20,000  Molex Inc., Cl. A .............         519,697           531,000
      7,500  NEC Corp., ADR ................          43,625            38,625
     38,000  Royal Philips
                Electronics NV .............          52,354         1,608,160
    265,000  Texas Instruments Inc. ........       6,407,535         9,971,950
                                              --------------    --------------
                                                  13,797,018        19,871,717
                                              --------------    --------------
             AGRICULTURE -- 0.9%
    490,000  Archer-Daniels-
                Midland Co. ................      10,962,208        16,214,100
     30,000  Monsanto Co. ..................       1,342,682         2,026,200
     30,000  The Mosaic Co.+ ...............         491,686         1,170,600
                                              --------------    --------------
                                                  12,796,576        19,410,900
                                              --------------    --------------
             REAL ESTATE -- 0.8%
     70,000  Cheung Kong
                (Holdings) Ltd. ............         815,521           916,718
     92,000  Florida East Coast
                Industries Inc. ............       1,851,507         7,634,160
     55,500  Griffin Land &
                Nurseries Inc.+ ............         529,369         2,003,550
    150,000  The St. Joe Co. ...............       8,609,636         6,951,000
                                              --------------    --------------
                                                  11,806,033        17,505,428
                                              --------------    --------------
             AUTOMOTIVE -- 0.8%
     50,000  General Motors Corp. ..........       1,432,150         1,890,000
    125,000  Navistar
                International Corp.+ .......       3,272,936         8,250,000
     64,500  PACCAR Inc. ...................         431,444         5,614,080
                                              --------------    --------------
                                                   5,136,530        15,754,080
                                              --------------    --------------
             TRANSPORTATION -- 0.7%
    100,000  AMR Corp.+ ....................       1,924,248         2,635,000
     70,000  Asciano Group+ ................         568,851           601,176
    165,000  GATX Corp. ....................       4,548,661         8,126,250
     15,000  Grupo TMM SA,
                Cl. A, ADR+ ................          80,459            50,850
     50,000  Laidlaw International Inc. ....       1,732,530         1,727,500
     70,000  Toll Holdings Ltd. ............         747,842           859,926
                                              --------------    --------------
                                                   9,602,591        14,000,702
                                              --------------    --------------

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             RETAIL -- 0.7%
    100,000  AutoNation Inc.+ ..............   $   1,156,202      $  2,244,000
      4,000  AutoZone Inc.+ ................         351,780           546,480
     27,000  Coldwater Creek Inc.+ .........          54,462           627,210
     40,000  Costco Wholesale Corp. ........       1,868,913         2,340,800
     25,000  CVS Caremark Corp. ............         942,127           911,250
     21,500  Hennes & Mauritz AB, Cl. B ....         919,237         1,277,891
     30,000  Next plc ......................         811,183         1,210,290
     50,000  Sally Beauty Holdings Inc.+ ...         416,928           450,000
     39,800  Seven & I Holdings Co. Ltd. ...       1,114,381         1,137,835
     20,000  SUPERVALU Inc. ................         595,000           926,400
     10,000  The Home Depot Inc. ...........         342,745           393,500
     73,000  Woolworths Ltd. ...............       1,058,044         1,671,018
                                              --------------    --------------
                                                   9,631,002        13,736,674
                                              --------------    --------------
             CLOSED-END FUNDS -- 0.4%
     31,500  Royce Value Trust Inc. ........         388,298           674,730
    104,000  The Central Europe and
                Russia Fund Inc. ...........       2,391,965         5,377,840
     70,000  The New Germany Fund Inc. .....         754,518         1,242,500
                                              --------------    --------------
                                                   3,534,781         7,295,070
                                              --------------    --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.3%
     10,000  Check Point Software
                Technologies Ltd.+ .........         169,874           228,100
     24,100  Square Enix Co. Ltd. ..........         648,849           608,739
     25,256  Telecom Italia Media SpA+ .....          26,868             9,281
    160,000  Yahoo! Inc.+ ..................       5,146,858         4,340,800
                                              --------------    --------------
                                                   5,992,449         5,186,920
                                              --------------    --------------
             PAPER AND FOREST PRODUCTS -- 0.2%
    114,000  Pactiv Corp.+ .................       1,196,847         3,635,460
                                              --------------    --------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
     70,000  Champion Enterprises Inc.+ ....         659,503           688,100
     50,000  Fleetwood Enterprises Inc.+ ...         535,046           452,500
     31,000  Huttig Building
                Products Inc.+ .............          78,168           234,670
      7,000  Martin Marietta
                Materials Inc. .............         144,225         1,134,140
     10,000  Nobility Homes Inc. ...........         195,123           210,300
     21,000  Skyline Corp. .................         842,087           630,210
                                              --------------    --------------
                                                   2,454,152         3,349,920
                                              --------------    --------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.1%
      2,000  Camden Property Trust .........          37,490           133,940
      2,187  Prosperity REIT ...............             616               442
     24,984  Rayonier Inc. .................         798,811         1,127,778
                                              --------------    --------------
                                                     836,917         1,262,160
                                              --------------    --------------
             TOTAL
                COMMON STOCKS ..............   1,314,720,022     1,958,806,826
                                              --------------    --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             AEROSPACE -- 0.1%
     13,500  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B ....  $    1,573,020    $    1,949,400
                                              --------------    --------------
             TELECOMMUNICATIONS -- 0.0%
     25,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ....         787,113         1,196,250
                                              --------------    --------------
             TOTAL CONVERTIBLE
                PREFERRED STOCKS ...........       2,360,133         3,145,650
                                              --------------    --------------
   PRINCIPAL                                                         MARKET
    AMOUNT                                          COST              VALUE
    -------                                         ----             --------
             CONVERTIBLE CORPORATE BONDS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000  Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ...........         974,129           957,500
                                              --------------    --------------
             AEROSPACE -- 0.0%
    605,000  Kaman Corp., Sub. Deb. Cv.,
                6.000%, 03/15/12 ...........         584,944           796,331
                                              --------------    --------------
             CONSUMER PRODUCTS -- 0.0%
  1,000,000  Pillowtex Corp.,
                Sub. Deb. Cv.,
                9.000%, 12/15/07 (a) .......               0                 0
                                              --------------    --------------
             TOTAL CONVERTIBLE
                CORPORATE BONDS ............       1,559,073         1,753,831
                                              --------------    --------------

   SHARES
  --------

             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
     12,183  Mirant Corp., Ser. A,
                expire 01/03/11+ ...........          36,353           280,453
                                              --------------    --------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                           COST              VALUE
   -------                                          ----             --------

             SHORT-TERM OBLIGATIONS -- 4.5%
             REPURCHASE AGREEMENTS -- 4.2%
$42,872,000  Barclays Capital Inc.,
                4.250%, dated 06/29/07,
                due 07/02/07, proceeds at
                maturity, $42,887,184 (d) ..  $   42,872,000      $ 42,872,000
 42,871,000  Daiwa Securities America Inc.,
                4.000%, dated 06/29/07,
                due 07/02/07, proceeds at
                maturity, $42,885,290 (e) ..      42,871,000        42,871,000
                                              --------------    --------------
                                                  85,743,000        85,743,000
                                              --------------    --------------
             U.S. TREASURY BILLS -- 0.3%
  5,500,000  U.S. Treasury Bills,
                4.757% to 4.875%++,
                08/02/07 to 09/20/07 (f) ...       5,457,362         5,457,869
                                              --------------    --------------
             TOTAL SHORT-TERM
                OBLIGATIONS ................      91,200,362        91,200,869
                                              --------------    --------------
TOTAL INVESTMENTS -- 100.0% ................  $1,409,875,943     2,055,187,629
                                              ==============
WHEN ISSUED SECURITIES SOLD
   (Proceeds received $1,283,295) .............................     (1,232,400)
                                                                --------------
FUTURES CONTRACTS
   (unrealized depreciation) ..................................       (117,174)
OTHER ASSETS AND LIABILITIES (NET) ............................     (3,517,091)
PREFERRED STOCK
   (8,956,900 preferred shares outstanding) ...................   (403,742,500)
                                                                --------------
NET ASSETS -- COMMON STOCK
   (170,213,012 common shares outstanding) .................... $1,646,578,464
                                                                ==============
NET ASSET VALUE PER COMMON SHARE
   ($1,646,578,464 / 170,213,012 shares outstanding)...........          $9.67
                                                                         =====

                                                                     MARKET
      SHARES                                      PROCEEDS            VALUE
     --------                                    ----------          --------

             WHEN ISSUED SECURITIES SOLD -- (0.0)%
             ELECTRONICS -- 0.0%
     15,000  Tyco Electronics Ltd. .........  $      578,066    $      585,900
             HEALTH CARE -- 0.0%
     15,000  Covidien Ltd. .................         705,229           646,500
                                              --------------    --------------
             TOTAL WHEN ISSUED
                SECURITIES SOLD ............  $    1,283,295    $    1,232,400
                                              ==============    ==============

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

    NUMBER OF                                                      UNREALIZED
    CONTRACTS                                   EXPIRATION DATE   DEPRECIATION
    ---------                                   ---------------   ------------

             FUTURES CONTRACTS -- SHORT POSITION
        370  S&P 500 Index Futures .........        09/20/07    $     (117,174)
                                                                ==============
------------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $561,995 or 0.03% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of the Rule 144A security amounted to $470,880 or 0.02% of total investments.
(c) At June 30, 2007, the Fund held investments in restricted securities amounting to $57,635 or 0.00% of total investments, which were valued under methods approved by the Board, as follows:

                                                                             06/30/07
        ACQUISITION                             ACQUISITION  ACQUISITION  CARRYING VALUE
          SHARES  ISSUER                            DATE         COST        PER UNIT
          ------  -------                         -------       -------      -------
       4,440,836  Cable & Wireless
                    Jamaica Ltd. .............    03/29/01     $101,639      $0.0130

(d) Collateralized by $44,783,000 U.S. Treasury Notes, 3.125% to 3.625%, due 06/30/07 to 04/15/09, market value $43,729,294.
(e) Collateralized by $33,385,000 U.S. Treasury Bond, 8.125%, due 08/15/21, market value $43,729,440.
(f) At June 30, 2007, $5,500,000 of the principal amount was pledged as collateral for futures contracts.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation
REIT Real Estate Investment Trust
WI   When Issued

                                       % OF
                                      MARKET      MARKET
                                      VALUE       VALUE
                                      ------      ------
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America .......................   75.7%   $1,555,255,877
Europe ..............................   16.5       338,710,261
Latin America .......................    4.3        88,449,203
Japan ...............................    2.5        51,337,744
Asia/Pacific ........................    0.9        19,417,220
South Africa ........................    0.1         2,017,324
                                       -----    --------------
                                       100.0%   $2,055,187,629
                                       =====    ==============
WHEN ISSUED SECURITIES
Latin America .......................   (0.0)%  $   (1,232,400)

                 See accompanying notes to financial statements.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS -- 1.8%
             BEVERAGES -- 0.2%
      3,000  ITO EN Ltd. ......................  $    98,338       $    98,680
        200  PepsiCo Inc. .....................       13,082            12,970
        200  The Coca-Cola Co. ................       10,534            10,462
                                                 -----------       -----------
                                                     121,954           122,112
                                                 -----------       -----------
             BIOTECHNOLOGY -- 0.1%
        200  Alkermes Inc.+ ...................        2,994             2,920
        200  Alnylam
                Pharmaceuticals Inc.+ .........        3,216             3,038
        200  Arena Pharmaceuticals Inc.+ ......        2,222             2,198
        200  Array Biopharma Inc.+ ............        2,398             2,334
        200  Biogen Idec Inc.+ ................       10,769            10,700
        500  Crucell NV, ADR+ .................       11,188            11,115
        200  Gilead Sciences Inc.+ ............        7,826             7,754
        200  MannKind Corp.+ ..................        2,530             2,466
        200  Monogram Biosciences Inc.+ .......          342               338
        200  Vanda Pharmaceuticals Inc.+ ......        4,064             4,052
                                                 -----------       -----------
                                                      47,549            46,915
                                                 -----------       -----------

             FOOD AND STAPLES RETAILING -- 0.3%
      5,000  CVS Caremark Corp. ...............      185,080           182,250
        200  Pathmark Stores Inc.+ ............        2,620             2,592
        200  The Great Atlantic & Pacific
                Tea Co. Inc.+ .................        6,869             6,708
        200  Village Super Market Inc.,
                Cl. A .........................        9,974             9,562
        200  Wal-Mart Stores Inc. .............        9,658             9,622
                                                 -----------       -----------
                                                     214,201           210,734
                                                 -----------       -----------
             FOOD PRODUCTS -- 0.4%
      1,000  Cadbury Schweppes plc,
                ADR ...........................       54,032            54,300
        200  Campbell Soup Co. ................        7,792             7,762
        200  Dean Foods Co. ...................        6,350             6,374
        200  Del Monte Foods Co. ..............        2,478             2,432
        200  Flowers Foods Inc. ...............        6,815             6,672
        200  General Mills Inc. ...............       11,786            11,684
      2,000  Groupe Danone, ADR ...............       32,442            32,520
        200  H.J. Heinz Co. ...................        9,532             9,494
        200  Hain Celestial Group Inc.+ .......        5,594             5,428
        200  Kellogg Co. ......................       10,368            10,358
        500  Lifeway Foods Inc.+ ..............        5,665             5,645
        200  Nestle SA, ADR ...................       19,094            19,130
      2,000  Rock Field Co. Ltd. ..............       32,771            32,893
         50  Wimm-Bill-Dann Foods
                OJSC, ADR .....................        5,180             5,201
      2,000  YAKULT HONSHA Co. Ltd. ...........       50,719            50,680
                                                 -----------       -----------
                                                     260,618           260,573
                                                 -----------       -----------

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             HEALTH CARE EQUIPMENT AND SUPPLIES -- 0.4%
        200  Advanced Medical
                Optics Inc.+ ..................  $     6,888       $     6,976
        200  American Medical Systems
                Holdings Inc.+ ................        3,604             3,608
        200  AngioDynamics Inc.+ ..............        3,740             3,602
        200  Aspect Medical
                Systems Inc.+ .................        3,018             2,992
      1,000  Cutera Inc.+ .....................       25,070            24,920
        200  Cyberonics Inc.+ .................        3,436             3,364
        300  DENTSPLY
                International Inc. ............       11,460            11,478
        200  Edwards Lifesciences Corp.+ ......        9,978             9,868
        200  ev3 Inc.+ ........................        3,406             3,376
        500  Exactech Inc.+ ...................        8,053             8,040
        200  Greatbatch Inc.+ .................        6,615             6,480
        200  Hospira Inc.+ ....................        7,842             7,808
      2,000  I-Flow Corp.+ ....................       33,342            33,480
        200  Kinetic Concepts Inc.+ ...........       10,470            10,394
        500  Lifecore Biomedical Inc.+ ........        8,059             7,935
        200  Medical Action
                Industries Inc.+ ..............        3,738             3,612
        200  Medtronic Inc. ...................       10,354            10,372
        200  Mentor Corp. .....................        8,212             8,136
        200  Micrus Endovascular Corp.+ .......        4,884             4,920
        200  NeuroMetrix Inc.+ ................        1,904             1,942
        200  Orthofix International NV+ .......        9,168             8,994
        200  Respironics Inc.+ ................        8,454             8,518
      1,000  St. Jude Medical Inc.+ ...........       41,738            41,490
        200  Thoratec Corp.+ ..................        3,746             3,678
        200  Varian Medical Systems Inc.+ .....        8,568             8,502
      1,000  Vascular Solutions Inc.+ .........        9,484             9,370
        500  Zimmer Holdings Inc.+ ............       42,697            42,445
                                                 -----------       -----------
                                                     297,928           296,300
                                                 -----------       -----------
             HEALTH CARE PROVIDERS AND SERVICES -- 0.1%
        200  Aetna Inc. .......................        9,984             9,880
        200  Amedisys Inc.+ ...................        7,485             7,266
        200  Healthways Inc.+ .................        9,722             9,474
        200  Henry Schein Inc.+ ...............       10,729            10,686
        200  NightHawk Radiology
                Holdings Inc.+ ................        3,642             3,610
        200  Omnicare Inc. ....................        7,266             7,212
      1,000  Owens & Minor Inc. ...............       35,498            34,940
        200  Patterson Companies Inc.+ ........        7,478             7,454
        200  PSS World Medical Inc.+ ..........        3,722             3,644
        200  UnitedHealth Group Inc. ..........       10,368            10,228
                                                 -----------       -----------
                                                     105,894           104,394
                                                 -----------       -----------

                 See accompanying notes to financial statements.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
      SHARES                                        COST              VALUE
     --------                                       ----             --------

             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS -- 0.3%
        200  Abbott Laboratories ..............  $    10,774       $    10,710
        200  Alpharma Inc., Cl. A .............        5,280             5,202
        200  Aspreva Pharmaceuticals
                Corp.+ ........................        3,498             3,460
        200  Barr Pharmaceuticals Inc.+ .......       10,122            10,046
        200  Endo Pharmaceuticals
                Holdings Inc.+ ................        6,958             6,846
      2,000  Johnson & Johnson ................      123,072           123,240
        200  K-V Pharmaceutical Co.,
                Cl. A+ ........................        5,510             5,448
        200  Matrixx Initiatives Inc.+ ........        4,002             4,186
        200  Merck & Co. Inc. .................       10,028             9,960
        200  Pain Therapeutics Inc.+ ..........        1,782             1,742
        200  Sepracor Inc.+ ...................        8,126             8,204
        200  Teva Pharmaceutical
                Industries Ltd., ADR ..........        8,202             8,250
                                                 -----------       -----------
                                                     197,354           197,294
                                                 -----------       -----------
             TOTAL
                COMMON STOCKS .................    1,245,498         1,238,322
                                                 -----------       -----------

  PRINCIPAL                                                          MARKET
   AMOUNT                                           COST              VALUE
   -------                                          ----             --------

             SHORT-TERM OBLIGATIONS -- 98.2%
             REPURCHASE AGREEMENTS -- 9.7%
$ 6,700,000  Daiwa Securities America Inc.,
                4.000%, dated 06/29/07,
                due 07/02/07,
                proceeds at maturity,
                $6,702,233 (a) ................  $ 6,700,000       $ 6,700,000
                                                 -----------       -----------
             U.S. TREASURY BILLS -- 88.5%
 61,812,000  U.S. Treasury Bill,
                4.760%++, 09/27/07 ............   61,118,881        61,114,390
                                                 -----------       -----------
                TOTAL SHORT-TERM
                OBLIGATIONS ...................   67,818,881        67,814,390
                                                 -----------       -----------
TOTAL INVESTMENTS -- 100.0% ...................  $69,064,379        69,052,712
                                                 ===========

OTHER ASSETS AND LIABILITIES (NET) ..........................       (1,252,206)
                                                                   -----------

NET ASSETS COMMON SHARES
  (8,474,459 common shares outstanding) .....................      $67,800,506
                                                                   ===========

NET ASSET VALUE PER COMMON SHARE
   ($67,800,506 / 8,474,459 shares outstanding)..............            $8.00
                                                                         =====

------------------
(a) Collateralized by $6,692,000 U.S. Treasury Note, 5.500%, due 02/15/08, market value $6,834,205.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
OJSC Open Joint Stock Company

                                        % OF
                                        MARKET           MARKET
                                         VALUE            VALUE
                                        ------           ------
GEOGRAPHIC DIVERSIFICATION
North America ........................    99.5%       $68,730,949
Japan ................................     0.3            182,254
Europe ...............................     0.2            130,515
Latin America ........................     0.0              8,994
                                        ------        -----------
                                         100.0%       $69,052,712
                                        ======        ===========





                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

                                                                                                                  THE GABELLI
                                                                                             THE GABELLI         HEALTHCARE &
                                                                                          EQUITY TRUST INC.   WELLNESS(RX) TRUST
                                                                                          -----------------   ------------------

ASSETS:
  Investments, at value (cost $1,324,132,943 and $62,364,379, respectively) ..........      $1,969,444,629       $62,352,712
  Repurchase agreements, at value (cost $85,743,000 and $6,700,000, respectively) ....          85,743,000         6,700,000
  Foreign currency, at value (cost $1,381,573 and $0, respectively) ..................           1,388,667                --
  Deposit at broker ..................................................................              46,804                --
  Cash ...............................................................................                  --               691
  Receivable for investments sold ....................................................           2,370,884                --
  Dividends and interest receivable ..................................................           2,812,056             2,233
  Unrealized appreciation on swap contracts ..........................................             175,929                --
  Variation margin ...................................................................             170,200                --
  Prepaid expense ....................................................................              32,224                --
                                                                                            --------------       -----------
  TOTAL ASSETS .......................................................................       2,062,184,393        69,055,636
                                                                                            --------------       -----------
LIABILITIES:
  When issued securities sold (proceeds received $1,283,295) .........................           1,232,400                --
  Payable to custodian ...............................................................           1,291,537                --
  Payable for investments purchased ..................................................           4,441,537         1,245,498
  Payable for spin-off expenses ......................................................             700,000                --
  Distributions payable ..............................................................             213,943                --
  Payable for investment advisory fees ...............................................           3,358,863             5,572
  Payable for offering expenses ......................................................              65,960                --
  Payable for payroll expenses .......................................................              15,652               608
  Payable for accounting fees ........................................................               3,606               371
  Payable for Directors'/Trustees' fees ..............................................                  --               405
  Other accrued expenses .............................................................             539,931             2,676
                                                                                            --------------       -----------
  TOTAL LIABILITIES ..................................................................          11,863,429         1,255,130
                                                                                            --------------       -----------
PREFERRED STOCK:
  Series C Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001
    par value, 5,200 shares authorized with 5,200 shares issued and outstanding) .....         130,000,000
  Series D Cumulative Preferred  Stock (5.875%, $25 liquidation value, $0.001 par value,
   3,000,000 shares authorized with 2,949,700 shares issued and outstanding) .........          73,742,500
  Series E Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001
    par value, 2,000 shares authorized with 2,000 shares issued and outstanding) .....          50,000,000
  Series F Cumulative Preferred Stock (6.20%, $25 liquidation value, $0.001 par value,
    6,000,000 shares authorized with 6,000,000 shares issued and outstanding) ........         150,000,000
                                                                                            --------------
  TOTAL PREFERRED STOCK ..............................................................         403,742,500
                                                                                            --------------
  NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS .....................................      $1,646,578,464       $67,800,506
                                                                                            ==============       ===========
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
  Paid-in capital, at $0.001 par value ...............................................      $1,056,278,088       $67,795,672
  Accumulated net investment income ..................................................                  --            16,501
  Accumulated distributions in excess of net realized
    gain on investments, futures contracts,
    swap contracts, and foreign currency transactions ................................         (55,123,565)               --
  Net unrealized appreciation (depreciation) on investments ..........................         645,311,686           (11,667)
  Net unrealized appreciation on when issued securities sold .........................              50,895                --
  Net unrealized appreciation on swap contracts ......................................             175,929                --
  Net unrealized depreciation on futures contracts ...................................            (117,174)               --
  Net unrealized appreciation on foreign currency translations .......................               2,605                --
                                                                                            --------------       -----------
  NET ASSETS .........................................................................      $1,646,578,464       $67,800,506
                                                                                            ==============       ===========
NET ASSET VALUE PER COMMON SHARE
  Net Assets .........................................................................      $1,646,578,464       $67,800,506
                                                                                            ==============       ===========
  Shares outstanding .................................................................         170,213,012         8,474,459
                                                                                            ==============       ===========
  Net Asset Value per Common Share ...................................................               $9.67             $8.00
                                                                                                     =====             =====

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

                                                                                            THE GABELLI          THE GABELLI
                                                                                         EQUITY TRUST INC.      HEALTHCARE &
                                                                                           FOR THE SIX        WELLNESS(RX) TRUST
                                                                                           MONTHS ENDED     FOR THE PERIOD ENDED
                                                                                           JUNE 30, 2007      JUNE 30, 2007 (A)
                                                                                            (UNAUDITED)          (UNAUDITED)
                                                                                         -----------------   --------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $745,664 and $0, respectively) ......................    $ 19,861,410                 --
  Interest ...............................................................................       4,020,449            $26,134
                                                                                              ------------           --------
  TOTAL INVESTMENT INCOME ................................................................      23,881,859             26,134
                                                                                              ------------           --------
EXPENSES:
  Investment advisory fees ...............................................................      10,172,602              5,572
  Healthcare & Wellness(Rx) Trust spin-off expenses ......................................         700,000                 --
  Shareholder communications expenses ....................................................         350,768              1,216
  Auction agent fees .....................................................................         224,620                 --
  Custodian fees .........................................................................         163,528                203
  Payroll expenses .......................................................................         120,107                608
  Legal and audit fees ...................................................................          71,148                406
  Directors'/Trustees' fees ..............................................................          70,086                405
  Shareholder services fees ..............................................................          68,158                487
  Accounting fees ........................................................................          22,375                371
  Interest expense .......................................................................           1,044                 --
  Miscellaneous expenses .................................................................         168,353                365
                                                                                              ------------           --------
  TOTAL EXPENSES .........................................................................      12,132,789              9,633
  Less: Custodian fee credits ............................................................         (53,726)                --
                                                                                              ------------           --------
  NET EXPENSES ...........................................................................      12,079,063              9,633
                                                                                              ------------           --------
  NET INVESTMENT INCOME ..................................................................      11,802,796             16,501
                                                                                              ------------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WHEN ISSUED SECURITIES SOLD,
  SWAP CONTRACTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY:
  Net realized gain on investments .......................................................      19,340,668                 --
  Capital gain distributions from investment company .....................................          52,465                 --
  Net realized gain on swap contracts ....................................................         546,871                 --
  Net realized loss on futures contracts .................................................      (3,308,465)                --
  Net realized loss on foreign currency transactions .....................................          (5,652)                --
                                                                                              ------------           --------
  Net realized gain on investments, swap contracts, futures contracts, and
    foreign currency transactions ........................................................      16,625,887                 --
                                                                                              ------------           --------
  Net change in unrealized appreciation/depreciation:
    on investments .......................................................................     164,581,839            (11,667)
    on sale of when issued securities ....................................................          50,895                 --
    on swap contracts ....................................................................        (449,901)                --
    on futures contracts .................................................................         (29,754)                --
    on foreign currency translations .....................................................          (1,824)                --
                                                                                              ------------           --------
  Net change in unrealized appreciation/depreciation on investments, on sale of when issued
    securities, swap contracts, futures contracts, and foreign currency translations .....     164,151,255            (11,667)
                                                                                              ------------           --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WHEN ISSUED SECURITIES SOLD,
    SWAP CONTRACTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY ..............................     180,777,142            (11,667)
                                                                                              ------------           --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................     192,579,938              4,834
  Total Distributions to Preferred Stock Shareholders ....................................     (11,306,167)                --
                                                                                              ------------           --------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
    RESULTING FROM OPERATIONS ............................................................    $181,273,771           $  4,834
                                                                                              ============           ========

---------------
(a) The Gabelli Healthcare & Wellness(Rx) Trust commenced investment operations on June 28, 2007.

                 See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                       ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                                               THE GABELLI
                                                                                 THE GABELLI                   HEALTHCARE &
                                                                               EQUITY TRUST INC.            WELLNESS(RX) TRUST
                                                                     -------------------------------------  ------------------
                                                                     SIX MONTHS ENDED                           PERIOD ENDED
                                                                      JUNE 30, 2007          YEAR ENDED       JUNE 30, 2007 (A)
                                                                        (UNAUDITED)      DECEMBER 31, 2006       (UNAUDITED)
                                                                     ---------------     -----------------       -----------
OPERATIONS:
  Net investment income ............................................. $   11,802,796        $   30,936,093        $   16,501
  Net realized gain on investments, swap contracts,
    futures contracts, and foreign currency transactions ............     16,625,887           143,621,025                --
  Net change in unrealized appreciation/depreciation on
    investments, on sale of when issued securities, swap contracts,
    futures contracts, and foreign currency translations ............    164,151,255           219,969,621           (11,667)
                                                                      --------------        --------------       -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    192,579,938           394,526,739             4,834
                                                                      --------------        --------------       -----------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
  Net investment income .............................................     (1,786,044)*          (4,468,454)               --
  Net realized short-term gains on investments,
    swap contracts, futures contracts,
    and foreign currency transactions ...............................             --            (1,813,678)               --
  Net realized long-term gains on investments,
    swap contracts, futures contracts,
    and foreign currency transactions ...............................     (9,520,123)*         (18,665,359)               --
                                                                      --------------        --------------       -----------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS .....................    (11,306,167)          (24,947,491)               --
                                                                      --------------        --------------       -----------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
    RESULTING FROM OPERATIONS .......................................    181,273,771           369,579,248             4,834
                                                                      --------------        --------------       -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .............................................    (10,710,025)*         (26,337,625)               --
  Net realized short-term gains on investments,
    swap contracts, futures contracts,
    and foreign currency transactions ...............................             --           (10,620,934)               --
  Net realized long-term gains on investments,
    swap contracts, futures contracts,
    and foreign currency transactions ...............................     (7,105,764)*        (109,810,607)               --
  Return of capital .................................................   (117,777,371)*(b)               --                --
                                                                      --------------        --------------       -----------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ........................   (135,593,160)         (146,769,166)               --
                                                                      --------------        --------------       -----------
FUND SHARE TRANSACTIONS:
  Net increase in net assets from common shares
    issued in offering, upon reorganization, and
    reinvestment of distributions ...................................     13,991,574            23,591,621        67,695,672
  Offering costs for preferred shares charged to paid-in capital ....             --            (5,235,000)               --
  Offering costs for issuance of rights charged to paid-in capital ..             --              (151,821)               --
                                                                      --------------        --------------       -----------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...........     13,991,574            18,204,800        67,695,672
                                                                      --------------        --------------       -----------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ....     59,672,185           241,014,882        67,700,506
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
  Beginning of period ...............................................  1,586,906,279         1,345,891,397           100,000
                                                                      --------------        --------------       -----------
  End of period (including undistributed net investment
    income of $0, $693,273, and $16,501, respectively) .............. $1,646,578,464        $1,586,906,279       $67,800,506
                                                                      ==============        ==============       ===========

--------------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
(a) The Gabelli Healthcare & Wellness(Rx) Trust commenced investment operations on June 28, 2007.
(b) A distribution of $67,795,672 for The Gabelli Healthcare & Wellness (Rx) Trust spin-off was from paid-in-capital.

                 See accompanying notes to financial statements.

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Equity Trust Inc. (the "Equity Trust") is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital. Investment operations commenced on August 21, 1986.

     The Equity Trust will invest at least 80% of its assets in equity securities under normal market conditions (the "80% Policy"). The 80% Policy may be changed without shareholder approval. The Equity Trust will provide shareholders with notice at least 60 days prior to the implementation of any changes in the 80% Policy.

     The Gabelli Healthcare & Wellness(Rx) Trust ("Healthcare Trust") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 20, 2007 and registered under the 1940 Act, whose objective is long-term growth of capital. Investment operations commenced on June 28, 2007. The Healthcare Trust had no operations prior to June 28, 2007, other than the sale of 12,500 common shares for $100,000 to the Equity Trust. On June 28, 2007, the Equity Trust contributed $67,695,672 in cash in exchange for shares of the Healthcare Trust, and on the same date distributed such shares to the holders of record on June 21, 2007 at the rate of one share of the Healthcare Trust for every twenty shares of the Equity Trust common stock.

     Under normal market conditions, the Healthcare Trust will invest at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies in the healthcare and wellness industries.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Equity Trust and the Healthcare Trust (each a "Fund", collectively, the "Funds") in the preparation of their financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors for the Equity Trust or the Board of Trustees for the Healthcare Trust (the "Board" or the "Boards") so determines, by such other method as the respective Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the respective Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the respective Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the respective Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

                        THE GABELLI EQUITY TRUST INC. AND
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Boards. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Equity Trust and the Healthcare Trust had investments of $85,743,000 and $6,700,000 in repurchase agreements, respectively.

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the "Acquired Funds") in accordance with the 1940 Act and related rules. As a shareholder in the Fund, you would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund's expenses. For the six months ended June 30, 2007, the Equity Trust and the Healthcare Trust's pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

     OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or

                        THE GABELLI EQUITY TRUST INC. AND
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money", and "out-of-the-money", respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     SWAP AGREEMENTS. The Funds may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statements of Assets and Liabilities. In an interest rate swap, a Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that, for the Equity Trust, is intended to approximate the Equity Trust's variable rate payment obligation on Series C Preferred Stock. In an interest rate cap, a Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Equity Trust would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, that Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on a Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that a Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statements of Assets and Liabilities.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

                        THE GABELLI EQUITY TRUST INC. AND
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Equity Trust has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Equity Trust receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2007 are as follows:

                                                                                                              NET
              NOTIONAL                                  VARIABLE RATE*             TERMINATION            UNREALIZED
               AMOUNT              FIXED RATE        (RATE RESET MONTHLY)             DATE               APPRECIATION
               ------              ----------        --------------------             ----               ------------
            $130,000,000             4.494%                  5.32%                July 2, 2007             $175,929

--------------------
* Based on Libor (London Interbank Offered Rate).

     FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/(depreciation) on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at June 30, 2007 are reflected within the Schedules of Investments.

     FORWARD FOREIGN EXCHANGE CONTRACTS. Each Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts in the Funds.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/(depreciation) on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     RESTRICTED AND ILLIQUID SECURITIES. The Equity Trust may invest up to 10% of its net assets in securities for which the markets are illiquid. The Healthcare Trust may invest without limit in illiquid securities. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

     CONCENTRATION RISKS. The Healthcare Trust will invest a significant portion of its assets in companies in the healthcare and wellness industries. As a result, the Healthcare Trust may be more susceptible to economic, political, and regulatory developments in this particular sector of the market, positive or negative, and may experience increased volatility to the Healthcare Trust's NAV and a magnified effect in its total return.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, each Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the respective Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statements of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the respective Fund, timing differences, and differing characterizations of

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

     Distributions to shareholders of the Equity Trust's 7.20% Series B Cumulative Preferred Stock, Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, and 6.20% Series F Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     The tax character of distributions paid during the fiscal year ended December 31, 2006 for the Equity Trust was as follows:

                                                     COMMON          PREFERRED
                                                   -----------      -----------
       DISTRIBUTIONS PAID FROM:
       Ordinary income
         (inclusive of short-term capital gains)  $ 36,958,559      $ 6,282,132
       Net long-term capital gains ..............  109,810,607       18,665,359
                                                  ------------      -----------
       Total distributions paid ................. $146,769,166      $24,947,491
                                                  ============      ===========

     PROVISION FOR INCOME TAXES. The Equity Trust intends to continue to qualify as, and the Healthcare Trust intends to elect to be treated and to qualify as, regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of each Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provisions for federal income taxes are required.
     As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Net unrealized appreciation on investments ...........  $475,036,839
           Net unrealized appreciation on foreign currency
             and swap contracts .................................       537,593
           Undistributed ordinary income (inclusive of
             short-term capital gains) ..........................       777,037
           Undistributed long-term capital gains ................       472,624
                                                                   ------------
           Total ................................................  $476,824,093
                                                                   ============

     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                          EQUITY TRUST
                                                 GROSS UNREALIZED     GROSS UNREALIZED    NET UNREALIZED
                                   COST            APPRECIATION         DEPRECIATION       APPRECIATION
                                   ----            ------------         ------------       ------------
       Investments .......... $1,414,400,503       $693,590,947       $(52,803,821)       $640,787,126
       When issued
         securities sold ....     (1,283,295)            58,729             (7,834)             50,895
       Swap contracts .......             --            175,929                 --             175,929
                              --------------       ------------       ------------        ------------
                              $1,413,117,208       $693,825,605       $(52,811,655)       $641,013,950
                              ==============       ============       ============        ============

                                          HEALTHCARE TRUST
                                                 GROSS UNREALIZED     GROSS UNREALIZED    NET UNREALIZED
                                   COST            APPRECIATION         DEPRECIATION       DEPRECIATION
                                   ----            ------------         ------------       ------------
       Investments ..........    $69,064,379             $1,773           $(13,440)           $(11,667)

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Funds on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Funds, and the adoption of the Interpretation had no impact on the amounts reported in the Funds' financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. Each Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets including the liquidation value of preferred stock for the Equity Trust. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for each Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. For the Equity Trust, the Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Equity Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the fiscal year.

     The Equity Trust's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2007, the Equity Trust's total return on the NAV of the common shares exceeded the stated dividend rate on corresponding swap rate of Series C Auction Rate, 5.875% Series D, Series E Auction Rate, and 6.20% Series F Cumulative Preferred Stock. Thus, management fees were accrued on these assets. The Equity Trust's total return on the net asset value of the common shares did not exceed the stated dividend rate or corresponding swap rate of 7.20% Series B Cumulative Preferred Stock. Thus, management fees with respect to the liquidation value of these preferred stock assets in the amount of $23,733 were not accrued.

     During the period ended June 30, 2007, the Equity Trust and the Healthcare Trust paid brokerage commissions of $208,934 and $718, respectively, to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the period ended June 30, 2007, the Equity Trust and the Healthcare Trust paid or accrued $22,375 and $371, respectively, to the Adviser in connection with the cost of computing each Fund's NAV.

     The Equity Trust and the Healthcare Trust are assuming their portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $16,894 and $0, respectively, for the period ended June 30, 2007, which is included in payroll expenses in the Statements of Operations.

     As per the approval of the Board, the Equity Trust compensates officers of the Equity Trust that are employed by the Equity Trust and are not employed by the Adviser (although the officers may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007, the Fund paid $103,213, which is included in payroll expenses in the Statement of Operations.

     The Equity Trust pays each Director that is not considered to be an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, and the Nominating Committee Chairman receives an annual fee of $2,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Equity Trust.

     The Healthcare Trust pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. In addition, the Audit Committee Chairman receives an annual fee of $3,000, and the Nominating Committee Chairman receives an annual fee of $3,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Healthcare Trust.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the period ended June 30, 2007, other than short-term securities, aggregated $297,311,898 and $128,740,863, respectively, for the Equity Trust and $1,245,498 and $0, respectively, for the Healthcare Trust.

5. CAPITAL. The charter permits the Equity Trust to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the New York Stock Exchange ("NYSE") at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2007, the Equity Trust did not repurchase any shares of its common stock in the open market.

     The Healthcare Trust is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended June 30, 2007, the Healthcare Trust did not repurchase any of its common shares in the open market.

     Transactions in common shares were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2007                      YEAR ENDED
                                                                       (UNAUDITED)                   DECEMBER 31, 2006
                                                                 -----------------------         -------------------------
                                                                      EQUITY TRUST                     EQUITY TRUST
                                                                 -----------------------         -------------------------
                                                                   SHARES         AMOUNT          SHARES       AMOUNT
                                                                 ---------     -----------       ---------     -----------
                  Shares issued upon reinvestment of
                    distributions .............................. 1,456,740     $13,991,574       2,677,002     $23,591,621
                                                                 ---------     -----------       ---------     -----------
                  Net increase ................................. 1,456,740     $13,991,574       2,677,002     $23,591,621
                                                                 =========     ===========       =========     ===========

                                                                        PERIOD ENDED
                                                                      JUNE 30, 2007 (A)
                                                                         (UNAUDITED)
                                                                 -------------------------
                                                                      HEALTHCARE TRUST
                                                                 -------------------------
                                                                   SHARES         AMOUNT
                                                                 ---------     -----------
                  Initial seed capital .........................    12,500     $   100,000
                  Additional shares issued immediately
                    prior to the spin-off from the
                    Equity Trust ............................... 8,461,959      67,695,672
                                                                 ---------     -----------
                  Net increase ................................. 8,474,459     $67,795,672
                                                                 =========     ===========

---------------------
(a) The Gabelli Healthcare & Wellness(Rx) Trust commenced investment operations on June 28, 2007.

                        THE GABELLI EQUITY TRUST INC. AND
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The Equity Trust's Articles of Incorporation, as amended, authorizes the issuance of up to 18,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Equity Trust is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Equity Trust fails to meet these requirements and does not correct such failure, the Equity Trust may be required to redeem, in part or in full, the 7.20% Series B, Series C Auction Rate, 5.875% Series D, Series E Auction Rate, and 6.20% Series F Cumulative Preferred Stock at redemption prices of $25, $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Equity Trust's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Equity Trust's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     On September 21, 2005, the Equity Trust distributed one transferable right for each of the 143,681,301 shares of common stock outstanding to shareholders of record on that date. Seven rights were required to purchase one additional common share at the subscription price of $7.00 per share. Shareholders who exercised their full primary subscription rights were eligible for an over-subscription privilege entitling them to subscribe, subject to certain limitations and a pro-rata allotment, for any additional shares not purchased pursuant to the primary subscription plus such additional amounts as authorized by the Board in accordance with the registration statement. The subscription period expired on October 26, 2005. The rights offering was fully subscribed, having received over-subscription requests in excess of the shares available for primary subscription resulting in the issuance of 20,525,901 shares of common stock and proceeds of $143,681,307 to the Fund, prior to the deduction of estimated expenses of $600,000. Additional expenses of $151,821 were recorded in the year ended December 31, 2006. The NAV of the Equity Trust's common shares was reduced by approximately $0.15 per share as a result of the issuance of shares below NAV.

     On June 20, 2001, the Equity Trust received net proceeds of $159,329,175 (after underwriting discounts of $5,197,500 and offering expenses of $473,325) from the public offering of 6,600,000 shares of 7.20% Series B Cumulative Preferred Stock. The Series B Preferred Shares were callable at any time at the liquidation value plus accrued dividends following the expiration of the five year call protection on June 20, 2006. On June 26, 2006, the Equity Trust, as authorized by the Board, redeemed 25% (1,650,000 shares) of its outstanding 7.20% Series B Cumulative Preferred Stock at the redemption price of $25.00 per share (the liquidation value). On January 8, 2007, the Fund, as authorized by the Board, redeemed the balance (4,950,000 shares) of its outstanding 7.20% Series B Cumulative Preferred Stock at the redemption price of $25.00 per share, plus accumulated and unpaid dividends through the redemption date of $0.06 per share.

     On June 27, 2002, the Equity Trust received net proceeds of $128,246,557 (after underwriting discounts of $1,300,000 and offering expenses of $453,443) from the public offering of 5,200 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. The dividend rates of Series C Auction Rate Cumulative Preferred Stock ranged from 4.80% to 5.25% for the six months ended June 30, 2007. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Equity Trust, at its option, may redeem the Series C Auction Rate Cumulative

                        THE GABELLI EQUITY TRUST INC. AND
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Equity Trust did not redeem any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2007, 5,200 shares of Series C Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.10% and accrued dividends amounted to $55,250.

     On October 7, 2003, the Equity Trust received net proceeds of $72,375,842 (after underwriting discounts of $2,362,500 and offering expenses of $261,658) from the public offering of 3,000,000 shares of 5.875% Series D Cumulative Preferred Stock. Commencing October 7, 2008 and thereafter, the Fund, at its option, may redeem the 5.875% Series D Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Equity Trust did not repurchase any shares of 5.875% Series D Cumulative Preferred Stock. At June 30, 2007, 2,949,700 shares of 5.875% Series D Cumulative Preferred Stock were outstanding and accrued dividends amounted to $48,138.

     On October 7, 2003, the Equity Trust received net proceeds of $49,350,009 (after underwriting discounts of $500,000 and offering expenses of $149,991) from the public offering of 2,000 shares of Series E Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. The dividend rates of Series E Auction Rate Cumulative Preferred Stock ranged from 4.65% to 5.20% for the six months ended June 30, 2007. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series E Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Equity Trust, at its option, may redeem the Series E Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Equity Trust did not redeem any shares of Series E Auction Rate Cumulative Preferred Stock. At June 30, 2007, 2,000 shares of Series E Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.20% and accrued dividends amounted to $7,222.

     On November 10, 2006, the Equity Trust received net proceeds of $144,765,000 (after underwriting discounts of $4,725,000 and estimated offering expenses of $510,000) from the public offering of 6,000,000 shares of 6.20% Series F Cumulative Preferred Stock. Commencing November 10, 2011 and thereafter, the Equity Trust, at its option, may redeem the 6.20% Series F Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2007, the Equity Trust did not repurchase any shares of 6.20% Series F Cumulative Preferred Stock. At June 30, 2007, 6,000,000 shares of 6.20% Series F Cumulative Preferred Stock were outstanding and accrued dividends amounted to $103,333.

     The holders of Equity Trust Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Equity Trust and will vote together with holders of common stock as a single class. The holders of Equity Trust Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Equity Trust's outstanding voting stock must approve the conversion of the Equity Trust from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

                        THE GABELLI EQUITY TRUST INC. AND
                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

6. INDEMNIFICATIONS. Each Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds. The staff's notice to the Adviser did not relate to the Funds.

8. SUBSEQUENT EVENTS. Effective July 9, 2007, Kevin V. Dreyer and Jeffrey J. Jonas, CFA were named Associate Portfolio Managers of the Healthcare Trust. Mr. Dreyer and Mr. Jonas will manage a portion of the assets of the portfolio and report to Mario J. Gabelli, Portfolio Manager of the Healthcare Trust and Chief Investment Officer - Value Portfolios for the Adviser.

Mr. Dreyer joined Gabelli & Company, Inc. in 2005 as a research analyst upon earning an MBA from Columbia Business School. Mr. Dreyer previously worked as an investment banking analyst at Banc of America Securities following his graduation from the University of Pennsylvania.

Mr. Jonas joined Gabelli & Company, Inc. in 2003 as a research analyst. Prior to his appointment as Associate Portfolio Manager of the Healthcare Trust, Mr.Jonas served as co-portfolio manager of GAMCO Medical Opportunities LP. Mr. Jonas was a Presidential Scholar at Boston College where he received a BS in finance and management information systems.

                          THE GABELLI EQUITY TRUST INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE             SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:           JUNE 30, 2007 ------------------------------------------------------------------
                                              (UNAUDITED)      2006          2005          2004          2003          2002
                                              ----------    ----------    ----------    ----------    ----------    ----------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ...... $     9.40    $     8.10    $     8.69    $     7.98    $     6.28    $     8.97
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income .....................       0.07          0.18          0.09          0.02          0.04          0.07
  Net realized and unrealized gain
    (loss) on investments ...................       1.07          2.18          0.47          1.63          2.50         (1.65)
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Total from investment operations ..........       1.14          2.36          0.56          1.65          2.54         (1.58)
                                              ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:(A)
  Net investment income .....................      (0.01)*       (0.03)        (0.01)        (0.00)(g)     (0.00)(g)     (0.01)
  Net realized gain on investments ..........      (0.06)*       (0.12)        (0.14)        (0.14)        (0.14)        (0.16)
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Total distributions to
    preferred shareholders ..................      (0.07)*       (0.15)        (0.15)        (0.14)        (0.14)        (0.17)
                                              ----------    ----------    ----------    ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
  ATTRIBUTABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS .................       1.07          2.21          0.41          1.51          2.40         (1.75)
                                              ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .....................      (0.06)*       (0.16)        (0.08)        (0.01)        (0.01)        (0.05)
  Net realized gain on investments ..........      (0.04)*       (0.72)        (0.77)        (0.79)        (0.68)        (0.90)
  Return of capital .........................      (0.70)*(e)       --            --            --         (0.00)(g)     (0.00)(g)
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Total distributions to common shareholders       (0.80)*       (0.88)        (0.85)        (0.80)        (0.69)        (0.95)
                                              ----------    ----------    ----------    ----------    ----------    ----------
FUND SHARE TRANSACTIONS:
  Increase (decrease) in net asset value
    from common stock share transactions ....         --            --         (0.00)(g)      0.00(g)       0.01          0.02
  Decrease in net asset value from shares
    issued in rights offering ...............         --            --         (0.15)           --            --            --
  Increase in net asset value from
    repurchase of preferred shares ..........         --            --            --          0.00(g)         --            --
  Offering costs for preferred shares
    charged to paid-in capital ..............         --         (0.03)        (0.00)(g)      0.00(g)      (0.02)        (0.01)
  Offering costs for issuance of rights
    charged to paid-in capital ..............         --         (0.00)(g)     (0.00)(g)        --            --            --
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Total fund share transactions .............         --         (0.03)        (0.15)         0.00(g)      (0.01)         0.01
                                              ----------    ----------    ----------    ----------    ----------    ----------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON
    SHAREHOLDERS, END OF PERIOD ............. $     9.67    $     9.40    $     8.10    $     8.69    $     7.98    $     6.28
                                              ==========    ==========    ==========    ==========    ==========    ==========
  NAV Total Return + ........................      11.47%        28.17%         5.50%        19.81%        39.90%       (21.00)%
                                              ==========    ==========    ==========    ==========    ==========    ==========
  Market Value, End of Period ............... $     9.84    $     9.41    $     8.03    $     9.02    $     8.00    $     6.85
                                              ==========    ==========    ==========    ==========    ==========    ==========
  Total Investment Return ++ ................      13.31%        29.42%         0.66%        24.04%        28.58%       (28.36)%
                                              ==========    ==========    ==========    ==========    ==========    ==========

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A COMMON SHARE             SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:           JUNE 30, 2007 ------------------------------------------------------------------
                                              (UNAUDITED)      2006          2005          2004          2003          2002
                                              ----------    ----------    ----------    ----------    ----------    ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation
    value of preferred shares,
    end of period (in 000's) ................ $2,050,321    $2,114,399    $1,764,634    $1,638,225    $1,514,525    $1,271,600
  Net assets attributable to
    common shares,
    end of period (in 000's) ................ $1,646,578    $1,586,906    $1,345,891    $1,219,483    $1,094,525    $  842,403
  Ratio of net investment
    income to average
    net assets attributable
    to common shares ........................       1.44(f)       2.12%         1.27%         0.64%         0.67%         0.99%
  Ratio of operating expenses
    to average net
    assets attributable to
    common shares net of
    fee reduction (b) .......................       1.48(f)       1.43%         1.39%         1.57%         1.62%         1.19%
  Ratio of operating expenses
    to average net assets
    including liquidation value
    of preferred shares
    net of fee reduction (b) ................       1.19(f)       1.11%         1.04%         1.14%         1.14%         0.87%
  Portfolio turnover rate ...................        6.8%         29.5%         22.4%         28.6%         19.2%         27.1%
PREFERRED STOCK:
  7.25% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's)         --            --            --            --            --    $  134,198
  Total shares outstanding (in 000's) .......         --            --            --            --            --         5,368
  Liquidation preference per share ..........         --            --            --            --            --    $    25.00
  Average market value (c) ..................         --            --            --            --            --    $    25.75
  Asset coverage per share ..................         --            --            --            --            --    $    74.07
  7.20% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's)         --    $  123,750    $  165,000    $  165,000    $  165,000    $  165,000
  Total shares outstanding (in 000's) .......         --         4,950         6,600         6,600         6,600         6,600
  Liquidation preference per share ..........         --    $    25.00    $    25.00    $    25.00    $    25.00    $    25.00
  Average market value (c) ..................         --    $    25.27    $    25.92    $    26.57    $    27.06    $    26.40
  Asset coverage per share ..................         --    $   100.21    $   105.35    $    97.81    $    90.15    $    74.07
  AUCTION RATE SERIES C CUMULATIVE
    PREFERRED STOCK
  Liquidation value, end of period (in 000's) $  130,000    $  130,000    $  130,000    $  130,000    $  130,000    $  130,000
  Total shares outstanding (in 000's) .......          5             5             5             5             5             5
  Liquidation preference per share .......... $   25,000    $   25,000    $   25,000    $   25,000    $   25,000    $   25,000
  Average market value (c) .................. $   25,000    $   25,000    $   25,000    $   25,000    $   25,000    $   25,000
  Asset coverage per share .................. $  126,957    $  100,211    $  105,353    $   97,806    $   90,150    $   74,068
  5.875% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) $   73,743    $   73,743    $   73,743    $   73,743    $   75,000            --
  Total shares outstanding (in 000's) .......      2,950         2,950         2,950         2,950         3,000            --
  Liquidation preference per share .......... $    25.00    $    25.00    $    25.00    $    25.00    $    25.00            --
  Average market value (c) .................. $    24.65    $    23.98    $    24.82    $    24.81    $    25.10            --
  Asset coverage per share .................. $   126.96    $   100.21    $   105.35    $    97.81    $    90.15            --
  AUCTION RATE SERIES E CUMULATIVE
    PREFERRED STOCK
  Liquidation value,
    end of period (in 000's) ................ $   50,000    $   50,000    $   50,000    $   50,000    $   50,000            --
  Total shares outstanding (in 000's) .......          2             2             2             2             2            --
  Liquidation preference per share .......... $   25,000    $   25,000    $   25,000    $   25,000    $   25,000            --
  Average market value (c) .................. $   25,000    $   25,000    $   25,000    $   25,000    $   25,000            --
  Asset coverage per share .................. $   126,957   $  100,211    $  105,353    $   97,806    $   90,150
  6.200% CUMULATIVE PREFERRED STOCK
  Liquidation value,
    end of period (in 000's) ................ $  150,000    $  150,000            --            --            --            --
  Total shares outstanding (in 000's) .......      6,000         6,000            --            --            --            --
  Liquidation preference per share .......... $    25.00    $    25.00            --            --            --            --
  Average market value (c) .................. $    25.36    $    25.12            --            --            --            --
  Asset coverage per share .................. $   126.96    $   100.21            --            --            --            --
  ASSET COVERAGE (D) ........................        508%          401%          421%          391%          361%          296%

  + Based on net asset value per share, adjusted for reinvestment of distributions, at prices dependent upon the relationship of the net asset value per share and the market value per share on the ex-dividend dates, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholder. Total return for a period of less than one year is not annualized.
  ++ Based  on  market   value  per  share,   adjusted   for   reinvestment   of
     distributions, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholder. Total return for a period of less one year is not annualized.
   * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
 (a) Calculated based upon average common shares outstanding on the record dates throughout the periods.
 (b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2007, the ratios of operating expenses to average net assets attributable to common shares net of fee reduction would have been 1.47% and the ratios of operating expenses to average total net assets including liquidation value of preferred shares net of fee reduction would have been 1.18%. For the fiscal years ended December 31, 2006, 2005, 2004, 2003, and 2002, the effect of the custodian fee credits was minimal.
 (c) Based on weekly prices.
 (d) Asset  coverage is calculated  by combining all series of preferred  stock.
 (e) A distribution equivalent to $0.40 per share for The Gabelli Healthcare & Wellness(Rx) Trust spin-off was from paid-in capital.
 (f) Annualized.
 (g) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE                             PERIOD ENDED
OUTSTANDING THROUGHOUT EACH PERIOD:                        JUNE 30, 2007 (A)
                                                             (UNAUDITED)
                                                           -----------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................... $  8.00
                                                               -------
  Net investment income ......................................    0.00(b)
  Net unrealized loss on investments .........................   (0.00)(b)
                                                               -------
  Total from investment operations ...........................    0.00
                                                               -------
  NET ASSET VALUE END OF PERIOD .............................. $  8.00
                                                               =======
  NAV Total Return + .........................................    0.00%
                                                               =======
  Market Value, End of Period ................................ $  7.95
                                                               =======
  Total Investment Return ++ .................................   (0.63)%
                                                               =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets end of period (in 000's) ........................ $67,801
  Ratio of net investment income to average net assets .......    2.96%(c)
  Ratio of operating expenses to average net assets ..........    1.73%(c)
  Portfolio turnover rate ....................................     0.0%

------------
   + Based on net asset value per share at commencement of operations of $8.00 per share. Total return for a period of less than one year is not annualized.
  ++ Based on market  value per share at initial  public  offering  of $8.00 per share. Total return for a period of less one year is not annualized.
 (a) The Gabelli Healthcare & Wellness(Rx) Trust commenced investment operations on June 28, 2007.
 (b) Amount represents less than $0.005 per share.
 (c) Annualized.

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of The Gabelli Equity Trust Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required annually to review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on May 16, 2007, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

INVESTMENT  PERFORMANCE OF THE FUND AND ADVISER.  The Independent  Board Members
considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund's Lipper Inc. peer group, and concluded that the Adviser was delivering good performance results consistent with the investment strategies being pursued by the Fund.

COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members recognized that the investment advisory fee paid by the Fund and the Fund's overall expense ratio is higher than the average for its peer group, but concluded that the fee is acceptable based upon the performance, experience, reputation, and qualifications of the Adviser.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs, and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level.

EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. They also recognized that the Adviser has agreed to reduce the advisory fee on incremental assets attributable to the preferred shares if the total return of the common shares does not exceed a specified amount (i.e., the dividend rate paid on preferred shares.) The Board Members concluded that there was an appropriate sharing of economies of scale.

WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist and concluded that the Fund's current fee schedule (without breakpoints) was considered reasonable.

OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable.

CONCLUSIONS. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received over the long term good absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

Upon conclusion of their review and discussion, the Independent Board Members unanimously agreed to recommend the continuation of the Advisory Agreement for the Fund.

                   THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST

  BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Trustees (the "Board") of The Gabelli
Healthcare & Wellness(Rx) Trust (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to review and approve the terms of the Fund's proposed investment advisory agreement. In this regard, the Board reviewed and approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 22, 2007, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of proposed administrative and shareholder services to be performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as trustees, and other services. The Independent Board members concluded that the proposed services are extensive in nature.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Independent Board Members considered short-term and long-term investment performance for other registered and unregistered funds advised or subadvised by the Adviser and its affiliates that invest regularly in healthcare and wellness companies over various periods of time as compared with both relevant equity indices and the performance of the Fund's Lipper, Inc. peer group and concluded that, although the Fund had no performance history as it had not yet commenced operations, the Adviser appeared to have the capability of delivering satisfactory performance results consistent with the investment strategies to be pursued by the Fund.

COST OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO THE FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's proposed advisory fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board members noted that the mix of services under the Advisory Agreement is more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members recognized that the advisory fee to be paid by the Fund was slightly higher than the median fee to its peer group, but concluded that the fee is acceptable based on the qualifications, experience, reputation, and performance of the Adviser.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs and discussed the potential profitability of the Fund. The Independent Board Members concluded that the potential profitability of the Fund to the Adviser was acceptable.

EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether economies of scale would occur with respect to the management of the Fund and whether the Fund would benefit from any economies of scale. The Independent Board members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board members concluded that after the completion of the offering, meaningful economies of scale could not occur in the absence of secondary offerings.

WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the initial asset size of the Fund and any economies of scale that could exist. The Independent Board members concluded that the investment advisory fee for the Fund did not take into account any potential economies of scale that might develop.

OTHER RELEVANT CONSIDERATIONS.

(A)ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities, and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered that brokerage commissions could be paid to an affiliate of the Adviser. The Independent Board Members concluded that potential "fall out" benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable.

CONCLUSION. In considering the proposed Advisory Agreement, the Independent Board Members did not identify any factor as all-important and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on their review, it was the judgment of the Independent Board members that the Fund would enjoy highly experienced portfolio advisory services and good ancillary services at an acceptable fee and, therefore, approval of the Advisory Agreement would be in the best interests of shareholders. Upon conclusion of their review and discussion, the Independent Board Members unanimously agreed to recommend the approval of the Advisory Agreement for the Fund.

                             DIRECTORS AND OFFICERS
                          THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS                                                 OFFICERS

Mario J. Gabelli, CFA                                     Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                       PRESIDENT
   GAMCO INVESTORS, INC.
                                                          Carter W. Austin
Dr. Thomas E. Bratter                                        VICE PRESIDENT
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY
                                                          Peter D. Goldstein
Anthony J. Colavita                                          CHIEF COMPLIANCE OFFICER
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                              James E. McKee
                                                             SECRETARY
James P. Conn
   FORMER MANAGING DIRECTOR &                             Agnes Mullady
   CHIEF INVESTMENT OFFICER,                                 TREASURER
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                                          LoAn P. Nguyen
Frank J. Fahrenkopf, Jr.                                     VICE PRESIDENT & OMBUDSMAN
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION                            INVESTMENT ADVISER
                                                          Gabelli Funds, LLC
Arthur V. Ferrara                                         One Corporate Center
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,             Rye, New York 10580-1422
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
                                                          CUSTODIAN
Anthony R. Pustorino                                      Bank of New York Mellon
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY                    COUNSEL
                                                          Willkie Farr & Gallagher LLP
Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                            TRANSFER AGENT AND REGISTRAR
                                                          Computershare Trust Company, N.A.

                                                          STOCK EXCHANGE LISTING
                                                                                                   5.875%      6.20%
                                                                                     Common      Preferred   Preferred
                                                                                     ------      ---------   ---------
                                                          NYSE-Symbol:                 GAB        GAB PrD     GAB PrF
                                                          Shares Outstanding:      170,213,012   2,949,700   6,000,000

                                                          The Net Asset Value per share appears in
                                                          the Publicly Traded Funds column, under
                                                          the heading "General Equity Funds," in
                                                          Monday's The Wall Street Journal. It is
                                                          also listed in Barron's Mutual
                                                          Funds/Closed End Funds section under the
                                                          heading "General Equity Funds."

                                                          The Net Asset Value per share may be
                                                          obtained each day by calling (914)
                                                          921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series D and Series F Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS
                  THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                               OFFICERS

Mario J. Gabelli, CFA                                  Agnes Mullady
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                    PRESIDENT AND TREASURER
   GAMCO INVESTORS, INC.
                                                       Carter W. Austin
Dr. Thomas E. Bratter                                     VICE PRESIDENT
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY
                                                       Peter D. Goldstein
Anthony J. Colavita                                       CHIEF COMPLIANCE OFFICER
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                           James E. McKee
                                                          SECRETARY
James P. Conn
   FORMER MANAGING DIRECTOR &                          David I. Schachter
   CHIEF INVESTMENT OFFICER,                              VICE PRESIDENT
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                                       Adam E. Tokar
Vincent D. Enright                                        ASSISTANT VICE PRESIDENT & OMBUDSMAN
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,                            INVESTMENT ADVISER
   KEYSPAN CORP.                                       Gabelli Funds, LLC
                                                       One Corporate Center
Robert C. Kolodny, MD                                  Rye, New York 10580-1422
   AUTHOR, AND LECTURER,
   GENERAL PARTNER OF KBS PARTNERSHIP                  CUSTODIAN
                                                       Bank of New York Mellon
Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.                COUNSEL
                                                       Willkie Farr & Gallagher LLP
Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                         TRANSFER AGENT AND REGISTRAR
                                                       Computershare Trust Company, N.A.

                                                       STOCK EXCHANGE LISTING
                                                                                            Common
                                                                                          ----------
                                                       NYSE-Symbol:                          GRX
                                                       Shares Outstanding:                8,474,459

                                                       The Net Asset Value per share appears in
                                                       the Publicly Traded Funds column, under
                                                       the heading "General Equity Funds," in
                                                       Monday's The Wall Street Journal. It is
                                                       also listed in Barron's Mutual
                                                       Funds/Closed End Funds section under the
                                                       heading "General Equity Funds."

                                                       The Net Asset Value per share may be
                                                       obtained each day by calling (914)
                                                       921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI EQUITY TRUST INC. AND
THE GABELLI HEALTHCARE & WELLNESS(RX) TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM


SEMI-ANNUAL REPORT
JUNE 30, 2007



GAB Q2/2007

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 168,756,272
01/01/07
through      Preferred Series B -      Preferred Series B -       Preferred Series B -       Preferred Series B - 4,950,000
01/31/07     4,950,000                 $25.00                     4,950,000                  - 4,950,000 = 0

             Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700

             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 168,756,272
02/01/07
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
02/28/07
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 169,489,166
03/01/07
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
03/31/07
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 169,489,166
04/01/07
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
04/30/07
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 169,489,166
05/01/07
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
05/31/07
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 170,213,012
06/01/07
through      Preferred Series D - N/A  Preferred Series D - N/A   Preferred Series D - N/A   Preferred Series D - 2,949,700
06/30/07
             Preferred Series F - N/A  Preferred Series F - N/A   Preferred Series F - N/A   Preferred Series F - 6,000,000
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred Series B -      Preferred Series B -       Preferred Series B -
             4,950,000                 $25.00                     4,950,000

             Preferred  Series D - N/A Preferred Series D - N/A   Preferred Series D - N/A

             Preferred  Series F - N/A Preferred Series F - N/A   Preferred Series F - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   The Gabelli Equity Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.